AQUILAsm
Group of Funds

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                         380 Madison Avenue, Suite 2300
                            New York, New York 10017
                           800-437-1020 * 212-697-6666

                                   Prospectus


Class A Shares
Class C Shares                                                 April 30, 2001



         Aquila Rocky Mountain Equity Fund (the "Fund") is a mutual fund whose objective is capital appreciation. It seeks to achieve its objective through investment in securities (primarily common stock or other equity securities) of companies having a significant business presence in the general Rocky Mountain region of our country.


          For purchase, redemption or account inquiries contact the Fund's Shareholder Servicing Agent:

          PFPC Inc.* 400 Bellevue  Parkway * Wilmington,  DE 19809
                        800-437-1000 toll free

                    For general inquiries & yield information
                     800-437-1020 toll free or 212-697-6666

The Securities and Exchange Commission has not approved or disapproved the Fund's securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

The Fund's Objective, Investment Strategies
and Main Risks.................................2
Risk/Return Bar Chart and Performance Table ...3
Fees and Expenses of the Fund..................4
Investment of the Fund's Assets................5
Fund Management................................6
Net Asset Value per Share......................7
Purchases .....................................7
Redeeming Your Investment......................8
Alternate Purchase Plans......................12
Dividends and Distributors....................16
Tax Information...............................16
Financial Highlights..........................17

Application and Letter of Intent

         The Fund's Objective, Investment Strategies and Main Risks

"What is the Fund's objective?"

     The Fund's investment objective, which is a fundamental policy of the Fund, is to purchase and hold securities for capital appreciation.

"What is the Fund's investment strategy?"

     We call the general area consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming the "Rocky Mountain Region." The Fund seeks to achieve its objective by investing primarily in equity securities of companies ("Rocky Mountain Companies") having a significant business presence in the Rocky Mountain Region. These are companies (i) whose principal executive offices are located in the Rocky Mountain Region, (ii) which have more than 50% of their assets located in the Rocky Mountain Region or (iii) which derive more than 50% of their revenues or profits from the Rocky Mountain Region. It is anticipated that under normal circumstances the Fund will invest at least 65%, and possibly up to 100%, of its total assets in securities issued by such companies. In addition to common stocks, equity securities can include preferred stock and convertible fixed-income securities. In general, the Manager follows a "value" approach to investing.


"What are the main risks of investing in the Fund?"

     Among the risks of investing in shares of the Fund and its portfolio of securities are the following:

     Loss of money is a risk of investing in the Fund.


     There are two types of risk generally associated with owning equity securities: market risk and financial risk. Market risk is the risk associated with the movement of the stock market in general. Financial risk is associated with the financial condition and profitability of the underlying company. Smaller companies may experience different growth rates and higher failure rates than those of larger companies having longer operating histories.

     The Fund invests in companies varying widely in market capitalization, reflecting the different sizes of companies doing business in the Rocky Mountain Region. Although the Fund may invest in large capitalization companies, it is anticipated that the companies represented in the Fund's portfolio will be primarily those having market capitalization of middle to smaller size which the Manager believes offer the potential of capital appreciation due to their overall characteristics. These companies are comparatively less well known and may have less trading in their shares than larger companies. The prices of securities of such companies may be more volatile than the prices of securities of issuers which are more mature and have larger capitalizations and whose securities are more actively traded.

     Convertible fixed-income investments are subject to interest rate and credit risks.

     Because the Fund will invest most, and may invest all, of its assets in Rocky Mountain Companies, it may have less diversification and may experience greater volatility than funds without this investment policy. Furthermore, because the Fund's assets are subject to economic and other conditions affecting the various states which comprise the Rocky Mountain Region, an economic down-turn in one or more of those states could adversely affect the Fund's performance.

     Investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                   RISK/RETURN BAR CHART AND PERFORMANCE TABLE


The bar chart and table shown below provide an indication of the risks of investing in Aquila Rocky Mountain Equity Fund by showing changes in the performance of the Fund's Class A Shares from year to year over a six-year period and by showing how the Fund's average annual returns for one year, five years and since inception compare to a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.



Bar Chart
Annual Total Returns
1995-2000

28

24                      23.01
                         XXXX        20.56
20%         19.68        XXXX        XXXX
             XXXX 18.68  XXXX        XXXX
16%          XXXX  XXXX  XXXX        XXXX
             XXXX  XXXX  XXXX        XXXX
12%          XXXX  XXXX  XXXX        XXXX
             XXXX  XXXX  XXXX        XXXX
8%           XXXX  XXXX  XXXX        XXXX
             XXXX  XXXX  XXXX        XXXX
4%           XXXX  XXXX  XXXX        XXXX
             XXXX  XXXX  XXXX        XXXX
0%           XXXX  XXXX  XXXX        XXXX
             XXXX  XXXX  XXXX        XXXX  -0.55
-4%          XXXX  XXXX  XXXX        XXXX  XXXX
                              -5.31  XXXX  XXXX
-8%                            XXXX        XXXX

             1995  1996  1997  1998  1999  2000

                           Calendar Years

During the period shown in the bar chart, the highest return for a quarter was 14.98% (quarter ended June 30, 1999) and the lowest return for a quarter was -11.66% (quarter ended September 30, 1998).

Note: The Fund's Class A Shares are sold subject to a maximum 4.25% sales load which is not reflected in the bar chart. If the sales load were reflected, returns would be less than those shown above.


                     Average Annual Total Return

                                                                    Since
For the Period Ended               1 Year          5 Years     inception
December 31,2000                                               of the Fund


Aquila Rocky Mountain Equity Fund
Class A Shares (1)                  -4.80%           9.57%        9.89%(2)


Aquila Rocky Mountain Equity Fund
Class C Shares                      -2.27%(3)        N/A          8.27%(4)

Russell 2000 Index(5)
                                    -2.92%          10.34%        12.79%(2)
                                                                  (Class A
                                                                   Shares)

                                    -2.92%            N/A          8.70%(4)
                                                                  (Class C
                                                                   Shares)


(1) The average annual total returns do reflect the maximum 4.25% sales load.

(2)From commencement of operations of the Fund on July 22, 1994.

(3)The average annual return for Class C Shares for one year assumes redemption at the end of the year and payment of 1% CDSC.

(4)From commencement of new class of shares on May 1, 1996.

(5)The Russell 2000 Index is an unmanaged index of small company stocks throughout the United States.


                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                       Class A      Class C
                                                       Shares       Shares

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.....
(as a percentage of offering price)                   4.25%         None

Maximum Deferred Sales Charge (Load)                  None(1)       1.00%(2)
(as a percentage of the lesser of
redemption value or purchase price)
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends or
Distributions
 (as a percentage of offering price).....             None           None
Redemption Fees..........................             None           None
Exchange Fees............................             None           None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets) (3)

Management Fees (4)......................            1.50%           1.50%
Distribution (12b-1) Fee.................            0.25%           0.75%
All Other Expenses:
 Service Fee.............................            None            0.25%
 Other Expenses (4)......................            3.88%           3.88%
 Total All Other Expenses (4) ..........             3.88%           4.13%
Total Annual Fund
 Operating Expenses (4)..................            5.63%           6.38%


(1) If you buy Class A Shares in transactions of $1 million or more there is no sales charge but you will be subject to a contingent deferred sales charge of up to 1% if you redeem your shares during the first two years after purchase and
0.50 of 1% during the third and fourth years after purchase


(2) A contingent deferred sales charge of 1% is imposed on the redemption proceeds of the shares if redeemed during the first 12 months after purchase.


(3) The Manager has undertaken to waive its fee until the Fund attains an asset size of $10 million. The Manager anticipates that when Fund assets reach $10 million, fees for that fiscal year will be waived following a predetermined formula. Thereafter, it may determine to waive some or all of its fees. However, as the asset size of the Fund increases, these waivers would be progressively reduced so that when assets exceed approximately $25 million the Fund would pay substantially all fees as they are accrued. Since the Fund's inception, the Manager, in its sole discretion, has been reimbursing some or all of the Fund's other operating expenses.


(4) The actual expense ratios for the fiscal year ended December 31, 2000 after giving effect to the waivers, expense reimbursement, and the expense offset for uninvested cash balances were incurred at the following annual rates: for Class A shares, management fees, 0.00%; 12b-1 fee, 0.25%; and other expenses, 1.26% resulting in Total Fund Operating Expenses of 1.51%; for Class C Shares, management fees, 0.00%; 12b-1 fee, 0.75%; service fee, 0.25% and other expenses, 1.23% resulting in Total Fund Operating Expenses of 2.23%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 year    3 years  5 years  10 years

Class A Shares............$962      $2,027  $3,078   $5,649
Class C Shares............$734      $1,875  $3,082   $5,719(5)

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares............$634      $1,875  $3,082   $5,719(5)



(5) Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares. Over time long-term Class C Shareholders could pay the economic equivalent of an amount that is more than the maximum front-end sales charge allowed under applicable regulations, because of the 12b-1 fee and Service fee. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         Investment of the Fund's Assets

"Is the Fund right for me?"

     The Fund's shares are designed to be a suitable investment for investors who seek capital appreciation, primarily through the common stocks or other equity securities of companies having a significant business presence in the Rocky Mountain Region of the country.

"What is the Rocky Mountain Region?"

     The general Rocky Mountain region of our country consists of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming.

"What are Rocky Mountain Companies?"

     Companies of any size and in any industry with a significant business presence in the Rocky Mountain Region are called Rocky Mountain Companies. These are companies (i) whose principal executive offices are located in the Rocky Mountain Region, (ii) which have more than 50% of their assets located in the Rocky Mountain Region or (iii) which derive more than 50% of their revenues or profits from the Rocky Mountain Region.

"What are equity securities?"

     The term "equity securities" means (i) common stocks and (ii) preferred stocks, bonds, debentures and notes convertible into common stocks. Under normal conditions, it is anticipated that the Fund will invest at least 65%, and possibly up to 100%, of its total assets in such securities. The Fund may also, to a limited extent, make certain other types of investments.

     A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock or other equity securities of the same or a different issuer.

"How are the Fund's investments chosen?"

     The Manager will generally seek to invest in established, financially sound, well-managed Rocky Mountain Companies whose securities it considers to be selling at reasonable prices relative to their growth rates and anticipated future values. In general, the Manager follows a "value" approach to investment selection; that is, emphasis will be placed upon selection of Rocky Mountain Companies whose securities are selling at lower prices than comparable investments. Other securities may be selected whose issuers the Manager believes are experiencing better growth relative to comparable investments. The Manager currently focuses on approximately 300-400 Rocky Mountain Companies from which it selects investments for the Fund's portfolio. In selecting investments the Manager anticipates considering a number of factors. These include but are not limited to: quality of management, ability of the company to generate earnings, revenue growth and free cash flow, strength of the company's balance sheet and the overall economic, monetary, political and market environment. The investment disciplines that the Manager employs to help control risk include, but are not limited to, monitoring valuation levels, earnings momentum and cash flow. The Manager also emphasizes visits to companies and frequent discussions with management. The Fund does not engage in active trading to achieve its investment objective.

     In unusual market conditions when the Manager believes a defensive posture for the Fund's investments is warranted, the Fund may temporarily invest a portion or all of its assets in high quality fixed-income securities such as U.S. government securities, corporate bonds or high grade short-term money-market securities, without geographic or percentage limitation. Only corporate securities rated "A" or better by a nationally recognized statistical rating organization will be purchased. Under these circumstances, the Fund may not achieve its investment objective.

"What are the other risk factors and special considerations regarding investment in Rocky Mountain Companies?"

     Companies with headquarters in the Rocky Mountain Region or with a significant business presence in the Region may also have significant business interests, sales and assets outside of the Region and may thus be subject to other economic influences.

     In addition to considerations specifically affecting the Rocky Mountain Region, other risk factors include the following.

     Since the practice of many growth-oriented companies in which the Fund will invest is to reinvest most or all of their earnings in the development of their business, the Fund does not expect to receive dividends enabling it to provide investors with any significant amount of current income. In addition, during at least the early fiscal years of the Fund, it is anticipated that all of such income will be applied to payment of Fund operating expenses, so that none will be available for distribution to shareholders.

                                 Fund Management

"How is the Fund managed?"

     Under an agreement with the Fund, Aquila Management Corporation (the "Manager"), 380 Madison Avenue, Suite 2300, New York, NY 10017, founder of the Fund, serves as its investment adviser and administrator; as such, in addition to providing administrative services, the Manager supervises the investment program of the Fund and the composition of its portfolio.

     Under its agreement with the Fund, the Manager provides for investment supervision, including supervising continuously the investment program of the Fund and the composition of its portfolio, determining what securities will be purchased or sold by the Fund, and arranging for the purchase and sale of securities held in the portfolio of the Fund; and, at its expense, for pricing of the Fund's portfolio daily. The Manager's administrative services include providing for the maintenance of the headquarters of the Fund, overseeing relationships between the Fund and the service providers to the Fund, either keeping the accounting records of the Fund or, at its expense and responsibility, delegating such duties in whole or in part to a company satisfactory to the Fund, maintaining the Fund's books and records and providing other administrative services.

     During the Fund's fiscal year ended December 31, 2000, the Fund accrued management fees under its agreement with the Manager at the annual rate of 1.50% of its average annual net assets. All of these fees were waived.

Information about the Manager

     The Manager is the founder and serves as Manager for three other funds oriented to the Rocky Mountain Region: Tax-Free Trust of Arizona, with assets of $381 million, Tax-Free Fund of Colorado, with assets of $188 million and Tax-Free Fund For Utah, with assets of $34 million, all as of March 31, 2001. It is the founder and Manager and/or administrator of the Aquilasm Group of Funds, which consists of tax-free municipal bond funds (including those named above), money-market funds and equity funds. As of March 31, 2001, these funds had aggregate assets of approximately $3.0 billion. The Manager, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

     Barbara Walchli, C.F.A., has acted as portfolio manager for the Fund since July, 1999, when she joined the Manager. Prior to becoming the Fund's portfolio manager, Ms. Walchli had 18 years of analytical investment experience, including 12 years developing short- and long-term equity strategy, 11 years as director of equity research and 8 years managing performance-oriented portfolios and funds. She managed or co-managed funds totaling $1.7 billion in assets and was responsible for equity strategy for a group managing $27.5 billion in assets. She also hired and supervised a number of equity analysts. Ms. Walchli holds an MBA in finance from Arizona State University and an AB from Smith College. She is a chartered financial analyst and member of various investment associations.

                           Net Asset Value per Share

         The net asset value of the shares of each of the Fund's classes of shares is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open (a "business day"), by dividing the value of the Fund's net assets (which means the value of the assets less liabilities) allocable to each class by the total number of shares of such class outstanding at that time. In general, net asset value of the Fund's shares is based on portfolio market value, except that fixed-income securities maturing in 60 days or less are generally valued at amortized cost. The price at which a purchase or redemption of shares is effected is based on the net asset value next calculated after your purchase or redemption order is received in proper form. The New York Stock Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.


                                    Purchases

"Are there alternate purchase plans?"

     The Fund provides individuals with alternate ways to purchase shares through two separate classes of shares (Class A and Class C). Although the classes have different sales charge structures and ongoing expenses, they both represent interests in the same portfolio of securities. You should choose the class that best suits your own circumstances and needs.

"Can I purchase shares of the Fund?"

     You can purchase shares of the Fund if you live in one of the states listed below. You should not purchase shares of the Fund if you do not reside in one of the following states. Otherwise, the Fund can redeem the shares you purchased. This may cause you to suffer a loss and may have tax consequences.

     On the date of this Prospectus, both Class A Shares and Class C Shares are available in:

Alaska * Arizona * California * Colorado* District of Columbia * Florida * Hawaii * Idaho * Kansas * Kentucky * Minnesota * Missouri * Montana * Nebraska * Nevada * New Jersey * New Mexico * New York * North Dakota* Ohio * Oklahoma * Oregon * Utah * Washington * Wyoming

         In addition, Class A Shares only are available in:
                               Texas and Wisconsin

         The Fund and the Distributor may reject any order for the purchase of shares.

"How much money do I need to invest?"

Option I

          *    Initially, $1,000.

          * Subsequently, any amount (for investments in shares of the same class).

Option II

          *    $50 or more if an Automatic Investment Program is established.

          *    Subsequently, any amount you specify ($50 or more).

          * You are not permitted to maintain both an Automatic Investment Program and an Automatic Withdrawal Plan simultaneously.

         Your investment must be drawn in United States dollars on a United States commercial bank, savings bank or credit union or a United States branch of a foreign commercial bank (each of which is a "Financial Institution").

"How do I purchase shares?"

You may purchase the Fund's shares:

          * through an investment broker or dealer, or a bank or financial intermediary that has a sales agreement with the Distributor, Aquila Distributors, Inc., in which case that institution will take action on your behalf, and you will not personally perform the steps indicated below; or

          * directly through the Distributor, by mailing payment to the Fund's Agent, PFPC Inc.

          * The price you will pay is net asset value plus a sales charge for Class A Shares and net asset value for Class C Shares. (See "What price will I pay for the Fund's shares?")

     In either instance, all purchases of Class A Shares are subject to the applicable sales charge.

Opening an Account                          Adding to An Account

* Make out a check for                      * Make out a check for
the investment amount                       the investment amount
payable to Aquila                           payable to Aquila
Rocky Mountain Equity                       Rocky Mountain Equity
Fund.                                       Fund.

* Complete the application                * Fill out the pre-printed
included  with the Prospectus,              stub attached to the Fund's
indicating the features                     confirmations or supply the
you wish to authorize.                      name(s) of account owners,
                                            the account number, and the
                                            name of the Fund.


* Send your check and                       * Send your check and
completed application                       account information
to your dealer or                           to your dealer or
to the Fund's                               to the Fund's
Agent, PFPC Inc.                            Agent, PFPC Inc.


         Unless you indicate otherwise, your investment will be made in Class A Shares.

"Can I transfer funds electronically?"

         You can have funds transferred electronically, in amounts of $50 or more, from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

          * Automatic Investment: You can authorize a pre-determined amount to be regularly transferred from your account.

          * Telephone Investment: You can make single investments of up to $50,000 by telephone instructions to the Agent.

         Before you can transfer funds electronically, the Fund's Agent must have your completed application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent, or if your account is set up so that your broker or dealer makes these sorts of changes, request your broker or dealer to make them. The Fund may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.

         Redeeming Your Investment

     You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.

     There is no minimum period for investment in the Fund, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

     If you own both Class A and Class C Shares and do not specify which class you wish to redeem, we will redeem your Class A Shares.

     Certain shares are subject to a contingent deferred sales charge, or CDSC. These are:


          * Class C Shares held for less than 12 months from the date of purchase.

          * CDSC Class A Shares. (See "Sales Charges for Purchases of $1 Million or More" under "Alternate Purchase Plans" below.)

     Upon redemption, enough additional shares will be redeemed to pay for any applicable CDSC.

A redemption may result in a tax liability for you.

"How can I redeem my investment?"

By mail, send instructions to:

PFPC Inc.
Attn: Aquilasm Group of Funds
400 Bellevue Parkway
Wilmington, DE 19809

By telephone, call:

800-437-1000

By FAX, send instructions to:

302-791-3055

For liquidity and convenience, the Fund offers expedited redemption.

Expedited Redemption Methods
(Non-Certificate Shares Only)

         You may request expedited redemption for any shares not issued in certificate form in two ways:

          1. By Telephone. The Agent will take instructions from anyone by telephone to redeem shares and make payments:

               a) to a Financial Institution account you have previously specified; or

               b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

                              Telephoning the Agent

         Whenever you telephone the Agent, please be prepared to supply:

               account name(s) and number

               name of the caller

               the social security number registered to the account

               personal identification


               Note: Check the accuracy of your confirmation statements immediately. The Fund, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

          2. By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

               account name(s)

               account number

               amount to be redeemed

               any payment directions

     To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

     The name(s) of the shareholder(s) on the Financial Institution account must be identical to those on the Fund's records of your account.

     You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)

     Certificate Shares. Mail to the Fund's Agent: (1) blank (unsigned) certificates for Class A Shares to be redeemed, (2) redemption instructions and
(3) a stock assignment form.


     To be in "proper form," items (2) and (3) above must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.


     For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

     We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

     We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder, and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

     Your signature may be guaranteed by any:

          member of a national securities exchange

          U.S. bank or trust company

          state-chartered savings bank

          federally chartered savings and loan association

          foreign bank having a U.S. correspondent bank; or

          participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchanges Medallion Program ("SEMP") or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP").


     A notary public is not an acceptable signature guarantor.

     Non-Certificate Shares. You must use the Regular Redemption Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Fund's Agent, which includes:

          account name(s)

          account number

          dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed payment instructions (we normally mail redemption proceeds to your address as registered with the Fund)

          signature(s) of the registered shareholder(s) and

          signature guarantee(s), if required, as indicated above.

"When will I receive the proceeds of my redemption?"

         Redemption proceeds are normally sent on the next business day following receipt of your redemption request in proper form. Except as described below, payments will normally be sent to your address of record within 7 days.


Redemption                 Method of Payment         Charges

Under $1,000              Check                       None

$1,000 or more            Check or, if and            None
                          as you requested on your
                          application or Ready
                          Access Features Form,
                          wired or transferred
                          through the Automated
                          Clearing House to your
                          Financial Institution
                          account

Through a broker
/dealer                   Check or wire, to your     None,
                          broker/dealer              although, your
                                                     broker/dealer may
                                                     charge a fee.

     Although the Fund does not currently intend to, it can charge up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders the Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them.

     The Fund may delay payment for redemption of shares recently purchased by check (including certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment up to 15 days after purchase; however, payment for redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

     The Fund has the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the New York Stock
Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the New York Stock Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of the value of, the portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.

     The Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

     Redemption proceeds may be paid in whole or in part by distribution of the Fund's portfolio securities ("redemption in kind") in conformity with SEC rules. This method will only be used if the Board of Trustees determines that payments partially or wholly in cash would be detrimental to the best interests of the remaining shareholders.

"Are there any reinvestment privileges?"

     If you reinvest proceeds of redemption within 120 days of the redemption you will not have to pay any additional sales charge on the reinvestment. You must reinvest in the same class as the shares redeemed. You may exercise this privilege only once a year, unless otherwise approved by the Distributor.

     The Distributor will refund to you any CDSC deducted at the time of redemption by adding it to the amount of your reinvestment.

     Reinvestment   will  not  alter  the  tax  consequences  of  your  original redemption.

"Is there an Automatic Withdrawal Plan?"

     Yes, but it is only available for Class A Shares. Under an Automatic Withdrawal Plan you can arrange to receive a monthly or quarterly check in a stated amount, not less than $50.

                            Alternate Purchase Plans

"How do the different arrangements for Class A Shares and Class C Shares affect the cost of buying, holding and redeeming shares, and what else should I know about the two classes?"

     In this Prospectus the Fund provides you with two alternative ways to invest in the Fund through two separate classes of shares. All classes represent interests in the same portfolio of securities. The classes of shares offered to individuals differ in their sales charge structures and ongoing expenses, as described below. You should choose the class that best suits your own circumstances and needs.

                          Class A Shares                     Class C Shares
                      "Front-Payment Shares"             "Level-Payment Shares"

Initial Sales          Class A Shares are                 None. Class C
Charge                 offered at net asset               Shares are offered
                       value plus a maximum               at net asset value
                       sales charge of 4.25%,             with no sales charge
                       paid at the time of                payable at the time
                       purchase. Thus,                    of purchase.
                       your investment is
                       reduced by the
                       applicable sales
                       charge.

Contingent             None (except for                   A maximum CDSC of
Deferred Sales         certain purchases of               1% is imposed upon
Charge ("CDSC")       $1 million or more).                the redemption of
                                                          Class C Shares held
                                                          for less than 12
                                                          months.No CDSC applies
                                                          to Class C Shares
                                                          acquired through the
                                                          reinvestment of
                                                          dividends or
                                                          distributions.

Distribution and       A distribution                     There is a level
Service Fees           fee of 0.25                        charge for
                       of 1% is imposed on                distribution and
                       the average annual                 service fees for
                       net assets                         6 years after the
                       represented by the                 date of purchase
                       Class A Shares.                    at the aggregate
                                                          annual rate of 1%
                                                          of the average net
                                                          assets represented
                                                          by the Class C Shares.

Other Information      The initial sales                  Class C Shares,
                       charge is waived or                together with a pro-
                       reduced in some                    rata portion of all
                       cases. Larger                      Class C Shares
                       purchases qualify                  acquired through
                       for lower sales                    reinvestment of
                       charges.                           dividends and other
                                                          distributions paid in
                                                          additional Class C
                                                          Shares,automatically
                                                          convert to Class A
                                                          Shares after 6 years.

Systematic Payroll Investments

     You can make systematic investments in either Class A Shares or Class C Shares each pay period if your employer has established a Systematic Payroll Investment Plan with the Fund. To participate in the payroll plan, you must make your own arrangements with your employer's payroll department, which may include completing special forms. Additionally, the Fund requires that you complete the application included with this Prospectus. Once your application is received by the Fund and a new account is opened, under the payroll plan your employer will deduct a preauthorized amount from each payroll check. This amount will then be sent directly to the Fund for purchase of shares at the then current offering price, which includes any applicable sales charge. You will receive a confirmation from the Fund for each transaction. Should you wish to change the dollar amount or end future systematic payroll investments, you must notify your employer directly. Changes may take up to ten days.

"What price will I pay for the Fund's shares?"

Class A Shares Offering Price               Class C Shares Offering Price

   Net asset value per share                Net asset value per share
plus the applicable sales charge


     You will receive that day's offering price on purchase orders, including Telephone Investments and investments by mail, received in proper form prior to 4:00 p.m. New York time. Dealers have the added flexibility of transmitting orders received prior to 4:00 p.m. New York time to the Distributor or Agent before the Distributor's close of business that day (normally 5:00 p.m. New York time) and still receiving that day's offering price. Otherwise, orders will be filled at the next determined offering price. Dealers are required to submit orders promptly. Purchase orders received on a non-business day, including those for Automatic Investment, will be executed on the next succeeding business day. The sale of shares will be suspended (1) during any period when net asset value determination is suspended or (2) when the Distributor judges it is in the Fund's best interest to do so.

"What are the sales charges for purchases of Class A Shares?"

     The following table shows the amount of sales charge incurred by a "single purchaser" of Class A Shares. A "single purchaser" is:

          *    an individual;

          * an individual, together with his or her spouse, and/or any children under 21 years of age purchasing shares for their account;

          * a trustee or other fiduciary purchasing shares for a single trust estate or fiduciary account; or

          *    a  tax-exempt  organization  as detailed in Section  501(c)(3) or
               (13) of the Internal Revenue Code.


                          II               III
                         Sales Charge as  Sales Charge as
                         Percentage of    Approximate
      I                  Public           Percentage of
Amount of Purchase       Offering Price   Amount Invested

Less than $50,000         4.25%             4.44%

$50,000 but less
than $100,000             4.00%             4.17%

$100,000 but less
than $250,000             3.50%             3.63%

$250,000 but less
than $500,000             2.50%             2.56%

$500,000 but less
than $1,000,000          1.50%              1.52%

For purchases of $1 million or more see "Sales Charges for Purchases of $1 Million or More."

For example:

If you pay $10,000  (Column I), your sales charge would be 4.25% or $425 (Column
II).

($10,000 x .0425 = $425)

The value of your account, after deducting the sales charge from your payment, would increase by $9,575. (This would be the initial value of your account if you opened it with the $10,000 purchase).

($10,000 - $425 = $9,575)

The sales charge as a percentage of the increase in the value of your account would be 4.44% (Column III).

($425 / $9,575 = .044386 or 4.44%)

Sales Charges for Purchases of $1 Million or More

     You will not pay a sales charge at the time of purchase when you purchase "CDSC Class A Shares." CDSC Class A Shares are

          (i) Class A Shares issued in a single purchase of $1 million or more by a single purchaser; and

          (ii) all Class A Shares issued to a single purchaser in a single purchase when the value of the purchase, together with the value of the purchaser's other CDSC Class A Shares and Class A Shares on which a sales charge has been paid, equals or exceeds $1 million.

Redemption of CDSC Class A Shares

     If you redeem all or part of your CDSC Class A Shares during the four years after you purchase them, you must pay a special contingent deferred sales charge upon redemption.

     You will pay 1% of the shares' redemption or purchase value, whichever is less, if you redeem within the first two years after purchase, and 0.50 of 1% of that value if you redeem within the third or fourth year.

     This special charge also applies to CDSC Class A Shares purchased without a sales charge pursuant to a Letter of Intent.

Reduced Sales Charges for Certain Purchases of Class A Shares

Right of Accumulation

     "Single purchasers" may qualify for a reduced sales charge in accordance with the above schedule when making subsequent purchases of Class A Shares.

Letters of Intent

     " Single purchasers" may also qualify for reduced sales charges, in accordance with the above schedule, after a written Letter of Intent (included in the Application) is received by the Distributor.

General

     Class A Shares may be purchased without a sales charge by certain classes of purchasers.

Certain Investment Companies

     If you redeem shares of an investment company (not a member of the Aquilasm Group of Funds) on which you have paid a sales charge, you can invest the proceeds within 120 days in Class A Shares of the Fund without paying a sales charge. You can get additional information from the Distributor.

"What are the sales, service and distribution charges for Class C Shares?"

     * No sales charge at time of purchase.

     * Annual fees for service and distribution at a combined annual rate of 1% of average annual net assets of the Fund represented by Class C Shares.

     * After six years, Class C Shares automatically convert to Class A Shares, which bear lower service and distribution fees.

Redemption of Class C Shares

     * 1% charge if redeemed within the first 12 months after purchase. This contingent deferred sales charge, or CDSC, is calculated based on the net asset value at the time of purchase or at the time of redemption, whichever is less.

     * No CDSC applies if Class C Shares are held for 12 months after purchase.

     * Shares acquired by reinvestment of dividends or distributions are not subject to any CDSC.

Broker/Dealer Compensation - Class C Shares

         The Distributor will pay 1% of the sales price to any broker/dealer executing a Class C Share purchase.

"What about confirmations?"

     A statement will be mailed to you confirming each purchase of shares in the Fund. Additionally, your account at the Agent will be credited in full and fractional shares (rounded to the nearest 1/1000th of a share).

"Is there a Distribution Plan or a Services Plan?"

     The Fund has adopted a Distribution Plan (the "Plan") under the Investment Company Act of 1940's Rule 12b-1 in order to:

     (i) permit the Fund to finance activities primarily intended to result in the sale of its shares;

     (ii) permit the Manager, out of its own funds, to make payment for distribution expenses; and

     (iii) protect the Fund against any claim that some of the expenses which it pays or may pay might be considered to be sales-related and therefore come within the purview of the Rule.

     Pursuant to the Plan, the Fund makes payments with respect to both Class A and Class C Shares under agreements to certain broker/dealers and other qualified recipients.

     For any fiscal year, these payments may not exceed 0.25 of 1% for Class A Shares, and 0.75 of 1% for Class C Shares, of the average annual net assets represented by each such class. Because these distribution fees are paid out of assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         For any class, these payments are made only from the assets allocable to that class.

Shareholder Services Plan for Class C Shares

     The Fund's Shareholder Services Plan authorizes it to pay a service fee under agreements to certain qualified recipients who have agreed to provide personal services to Class C shareholders and/or maintain their accounts. For any fiscal year, such fees may not exceed 0.25 of 1% of the average annual net assets represented by Class C Shares. Payment is made only out of the Fund's assets represented by Class C Shares.

     Service fees with respect to Class C Shares will be paid to the Distributor during the first year after purchase and thereafter to other qualified recipients.

"Transfer on Death"("TOD") Registration (Both Classes)

     The Fund generally permits "transfer on death" ("TOD") registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules.

                           Dividends and Distributions

"How are dividends and distributions determined?"

         The Fund distributes dividends from net investment income, if any, on an annual basis following the end of its fiscal year which is December 31st. Because the Fund invests primarily in equity securities, distributions from the Fund, if any, will consist mostly of capital gains, which may be long- or short-term depending upon the length of time the Fund has held the securities it then sells. If the Fund has had net long-term capital gains or net short-term capital gains for the year, it distributes dividends on those items at the same time. Short-term capital gains include the gains from the disposition of securities held less than one year, the premiums from expired call options written by the Fund and net gains from closing transactions with respect to such options. If required by tax laws to avoid excise or other taxes, dividends and/or capital gains distributions may be made more frequently. Dividends and other distributions paid by the Fund with respect to each class of its shares are calculated at the same time and in the same manner. The per share dividends and distributions of Class C Shares will be lower than the per share dividends on the Class A Shares as a result of the higher service and distribution fees applicable to those shares. In addition, the dividends and distributions of each class can vary because each class will bear certain class-specific charges.

     Dividends and distributions will automatically be reinvested in full and fractional shares of the Fund of the same class at net asset value on the record date for the dividend or distribution, unless you request otherwise.

     You may choose to have all or any part of the payments for dividends or distributions paid in cash. You can elect to have the cash portion of your dividends or distributions deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.

     You can make any of these elections on the Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends and distributions in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

     All shareholders, whether their dividends and distributions are received in cash or reinvested, will receive a quarterly statement indicating the current status of their investment account with the Fund.

     If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Fund may be required to impose backup withholding at a rate of 31% upon payment of redemptions to shareholders, and from capital gains distributions (if any).

Tax Information

     Distributions from the Fund's net income and net short-term capital gains are taxed as ordinary income. If the Fund has net long-term capital gains which are greater than its net short-term capital losses, it will distribute the excess and such distribution will be taxed to you as long-term capital gains, regardless of how long you have held your shares.

     Distributions from the Fund, whether ordinary income or capital gain in nature, will be taxable to you whether you take them in cash or have them automatically reinvested in shares of the Fund. Distributions from the Fund are also subject to applicable state income taxes. Consult your tax adviser.

                AQUILA ROCKY MOUNTAIN EQUITY FUND
                      FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The financial highlights table is intended to help you understand the Fund's financial performance for the periods of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.


                                            Class A(1)
                                       Year ended December 31,

                                  2000      1999     1998    1997    1996

Net Asset Value, Beginning
  of Period ..............       $19.96    $16.76   $17.89  $15.05  $13.13
Income (loss)from Investment
  Operations:
  Net investment
  income (loss) ...........      (0.03)    (0.04)      -     0.01    (0.02)
  Net gain (loss) on
    securities (both
    realized and
    unrealized)  ......          (0.09)      3.48   (0.96)   3.44     2.47

  Total from Investment
    Operations ..........        (0.12)      3.44   (0.96)   3.45     2.45

Less Distributions:
  Dividends from net
    investment income              -          -     (0.01)    -         -
  Distributions from
      capital gains ...           (0.20)   (0.24)  (0.16)   (0.61)   (0.53)

  Total Distributions             (0.20)   (0.24)  (0.17)   (0.61)   (0.53)

Net Asset Value, End of
  Period ...........              $19.64   $19.96. $16.76   $17.89   $15.05

Total Return (not reflecting
  sales charge)(%) .              (0.55)   $20.56   (5.31)   23.01    18.68
  Net Assets, End of Period
    ($ thousands)                 2,109     1,363   1,880    3,144    2,178
  Ratios/Supplemental Data

  Ratio of Expenses to
     Average Net
     Assets (%) ....               1.57      1.55    1.74     1.58     1.55
  Ratio of Net Investment
    Income (loss)to Average Net
    Assets (%) ......              (0.20)   (0.27)  (0.22)    (0.03)  (0.19)

Portfolio Turnover
  Rate (%) ..........              29.27     6.45   19.52     10.39   20.32


The expense and net investment income ratios without the effect of the Manager's voluntary waiver of fees and expense reimbursement were:

  Ratio of Expenses
   to Average Net Assets(%)
                                    5.57     5.86    4.74     6.48     8.79
  Ratio of Net Investment
   Loss to
   Average Net Assets(%)           (4.20)   (4.59)  (3.22)   (4.93)   (7.43)


The expense ratios after giving effect to the waivers reimbursement and expense offset for uninvested cash balances were:

Ratio of Expenses to
  Average Net Assets(%)             1.51    1.51     1.55    1.50     1.50

                                    Class C(2)
                                   Year Ended               Period
                                                            Ended(3)
                                       December 31,
                                    2000    1999    1998     1997    12/31/96

Net Asset Value, Beginning
  of Period ...........           $19.53   $16.53  $17.79   $15.07   $14.59

Income (loss)from Investment
  Operations:
  Net investment
  income (loss)                    (0.17)  (0.19)  (0.16)   (0.11)     0.01
  Net gain (loss) on
    securities (both
    realized and
    unrealized)  .......           (0.09)   3.43   (0.93)    3.44      1.00

  Total from Investment
    Operations ...... ..           (0.26)   3.24   (1.09)    3.33      1.01

Less Distributions:
  Dividends from net
    investment income                -       -     (0.01)     -         -
  Distributions from
      capital gains ...            (0.20)  (0.24)  (0.16)   (0.61)    (0.53)

  Total Distributions              (0.20)  (0.24)  (0.17)   (0.61)    (0.53)

Net Asset Value, End of
  Period ...........              $19.07  $19.53  $16.53   $17.79    $15.07

Total Return (not reflecting
  sales charge)(%) ..              (1.28)  19.63   (6.07)   22.18      6.94+

  Net Assets, End of Period
    ($ thousands)                   242     185      162       7        4
Ratios/Supplemental Data

  Ratio of Expenses to
     Average Net
     Assets (%) ....  .             2.29    2.34    2.53    2.34       1.30*
  Ratio of Net Investment
    Income (loss)to Average Net
    Assets (%) ......              (0.94)  (1.10)  (1.07)  (0.78)      0.06*
Portfolio Turnover
  Rate (%) ..........              29.27    6.45   19.52   10.39      20.32+


The expense and net investment income ratios without the effect of the Manager's voluntary waiver of fees and voluntary expense reimbursement were:

  Ratio of Expenses
   to Average Net Assets(%)
                                   6.32     6.59    5.70    7.19       8.54*
  Ratio of Net Investment
   Loss to
   Average Net Assets(%)          (4.97)   (5.35)  (4.23)  (5.63)     (7.18)*

The expense ratios after giving effect to the waivers reimbursement and expense offset for uninvested cash balances were:

Ratio of Expenses to
  Average Net Assets(%)            2.23     2.30    2.33    2.26       1.25*



(1) Designated as Class A Shares on May 1, 1996.

(2) New class of shares established on May 1, 1996.


(3) For the period from May 1, 1996 to December 31, 1996.


+ Not annualized.
* Annualized.


Note: Effective July 28, 1999, Aquila Management Corporation (the "Manager") assumed the role of investment adviser, replacing KPM Investment Management, Inc.

             Application for Aquila Rocky Mountain Equity Fund
                      For Class A or Class C Shares only
                Please  complete steps 1 through 4 and mail to: PFPC
                                 Inc.
                  400 Bellevue Parkway, Wilmington, DE 19809
                             1-800-437-1000


STEP 1 ACCOUNT REGISTRATION

A. REGISTRATION

___Individual  (Use line 1)
___Joint Account*  (Use lines 1&2)
___For a Minor (Only one custodian and one minor permitted.)
   (Use line 3)
___For Trust, Corporation, Partnership or other Entity (Use line 4) * Joint accounts will be Joint tenants with rights of survivorship unless otherwise specified.
** Uniform Gifts/Transfers to Minors Act.

Please type or print name(s) exactly as account is to be registered 1.________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
2.________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
3.________________________________________________________________
  Custodian's First Name      Middle Initial          Last Name
Custodian for ____________________________________________________
               Minor's First Name    Middle Initial    Last Name
                                     -----------------------------
                                       Minor's Social Security No.
Under the _________UGTMA**.
            State


4. __________________________________________________________________

(Name of corporation or organization. If a trust, include the name(s) in which account will be registered and the name and date of the trust instrument. An account for a pension or profit sharing plan or trust may be registered in the name of the plan or trust itself.)
----------------------------------------------------------------------
Tax I.D. Number      Trustee(s) or Authorized Individual       Title


B. MAILING ADDRESS AND TELEPHONE NUMBER
-----------------------------------------------------------------------
 Street or P.O. Box           City          State           Zip Code

(-------)--------------------------------------------------------------
Area Code      Daytime Telephone #      Occupation

-----------------------------------------------------------------------
Employer's Name/Employer's Address        City               State

Citizen or resident of U.S.___ Other___
Check here___ if you are a non U.S. citizen or resident and not subject to back-up withholding. See certification in Step 4.


C. INVESTMENT DEALER OR BROKER:
(Important - to be completed by dealer or broker)

--------------------------------------------------------------------------
Dealer Name                                  Branch Office Address
--------------------------------------------------------------------------
Branch Office City/State                     Branch #
--------------------------------------------------------------------------
Representative's Name    Rep #
(-------)-----------------------------------------------------------------
Area Code      Telephone #              [Agent Use: Dealer # / Branch #]


STEP 2 PURCHASE OF SHARES

A. INITIAL INVESTMENT

Indicate method of payment (For either method, make check payable to Aquila Rocky Mountain Equity Fund)

Indicate class of shares:
__  Class A Shares (Front-Payment Class)
__  Class C Shares (Level-Payment Class)

IF NO SHARE CLASS IS MARKED, INVESTMENT WILL AUTOMATICALLY BE MADE IN CLASS A SHARES.

___Initial Investment $________________ (Minimum $1,000)
___Automatic Investment $________________(Minimum $50)

For Automatic Investment of at least $50 per month, you must complete Step 3, Section A, Step 4, Section A & B and attach a PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.


B. DISTRIBUTIONS

Income dividends and capital gains distributions are automatically reinvested in additional shares at net asset value unless otherwise indicated below.

To reinvest any portion of a distribution, with the balance paid in cash, indicate a percentage below:

Income dividends are to be:___ % Reinvested  ___ % Paid in cash*

Capital Gains Distributions are to be: ___ % Reinvested ___ % Paid in cash*

Direct 100% income dividend ___ capital gains distribution ___ to my Aquilasm Group of Funds account #______________________.

    * For cash dividends, please choose one of the following options:

___ Deposit directly into my/our Financial Institution account. ATTACHED IS A
    PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution (a commercial bank, savings bank or credit union) account where I/we would like you to deposit the distribution.

___Mail check to my/our address listed in Step 1B.


STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
(Check appropriate box)
___ YES ___ NO

This option provides you with a convenient way to have amounts automatically drawn on your financial institution account and invested in your Aquila Rocky Mountain Equity Fund account. To establish this program, please complete Step 4, Sections A & B of this Application.

I/We wish to make regular monthly investments of $ _________________ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).
YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK


B. TELEPHONE INVESTMENT
(Check appropriate box)
___ YES ___ NO

This option provides you with a convenient way to add to your account (minimum of $50 and maximum of $50,000) at any time you wish by simply calling toll-free at 1-800-437-1000. To establish this program, please complete Step 4, Sections A & B of this Application. YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.


C. LETTER OF INTENT
APPLICABLE TO CLASS A SHARES ONLY.

(See Terms of Letter of Intent and Escrow at the end of this application) (Check appropriate box) ___ YES ___ NO

I/We intend to invest, in Class A Shares of the Fund during the 13-month period from the date of my/our first purchase pursuant to this Letter (which purchase cannot be more than 90 days prior to the date of this Letter), an aggregate amount (excluding any reinvestment of dividends or distributions) of at least $50,000 which together with my/our present holdings of Fund shares (at public offering price on date of this Letter), will equal or exceed the minimum amount checked below:

___  $50,000    ___ $100,000   ___ $250,000
___  $500,000   ___ $1,000,000   ___ $2,500,000
___  $5,000,000



D. AUTOMATIC WITHDRAWAL PLAN
APPLICABLE TO CLASS A SHARES ONLY.

(Minimum investment $5,000)
Application must be received in good order at least two weeks prior to first actual liquidation date.

(Check appropriate box)
___ YES ___ NO

Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, PFPC Inc. (the "Agent") is authorized to redeem sufficient shares from this account at the then current net asset value, in accordance with the terms below:

Dollar amount of each withdrawal $ ______________beginning________________,
                                   Minimum: $50             Month/Year
Payments to be made: ___ Monthly or ___ Quarterly

Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate Financial Institution name, address and your account number.


First Name  Middle Initial  Last Name   Financial Institution Name
-----------------------------------------------------------------------
Street                           Financial Institution     Street
                                                           Address
 ----------------------------------------------------------------------

City      State         Zip             City            State         Zip

------------------------------------
Financial Institution Account Number


E. TELEPHONE EXCHANGE

This option allows you to effect exchanges among accounts in your name within the Aquilasm Group of Funds by telephone.

(Check appropriate box)
___ YES ___ NO

The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares of one Aquila-sponsored fund for shares of another Aquila-sponsored fund with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of or acting or failure to act upon this authorization.


F. EXPEDITED REDEMPTION

The proceeds will be deposited to your Financial Institution account listed. (Check appropriate box)
___ YES ___ NO

Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this Fund account is registered. YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.
-------------------------------   --------------------------------------
  Financial Institution                     Financial Institution
  Account Registration                         Account Number
-------------------------------   --------------------------------------
  Name of Financial Institution    Financial Institution Transit/Routing
                                                                 Number
-------------------------------   --------------------------------------
  Street                            City          State        Zip Code



STEP 4
Section A
DEPOSITOR'S AUTHORIZATION TO HONOR DEBITS

IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge my/our account for any drafts or debits drawn on my/our account initiated by the Agent, PFPC Inc., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number ______________________________________

Name and Address where my/our account is maintained

Name of Financial Institution______________________________________________

Street Address_____________________________________________________________

City_______________________________________State _________ Zip Code________

Name(s) and Signature(s) of Depositor(s) as they appear where account is registered

----------------------------------------------
        Please Print
X_____________________________________________  __________________
        Signature                                    Date
----------------------------------------------
        Please Print
X_____________________________________________  __________________
        Signature                                    Date


                        INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila
Distributors, Inc. (the "Distributor") agrees:

1. Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2. To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3. To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.


Section B

SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

- The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Fund and has received and read a current Prospectus of the Fund and agrees to its terms.

- I/We authorize the Fund and its agents to act upon these instructions for the features that have been checked.

- I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Fund and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Fund account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Fund and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Fund account and to charge the account for any related charges. I/We acknowledge that shares purchased either through Automatic Investment or Telephone Investment are subject to applicable sales charges.

- The Fund, the Agent and the Distributor and their trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transaction if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number, name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that number is my correct taxpayer identification number and
  (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such number has been issued, and a number has been or will soon be applied for. If a number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a number is provided and the undersigned may be subject to a $50 I.R.S. penalty, or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Fund, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*
--------------------------     ----------------------------     ---------
Individual (or Custodian)      Joint Registrant, if any            Date
--------------------------     ----------------------------     ---------
Corporate Officer, Partner,    Title                               Date
Trustee(s), etc.

* For trusts, corporations or association, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

- Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Fund's Agent.

- You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

- Either the Fund or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

- The Fund reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

- If your Financial Institution account changes, you must complete a Ready Access Features Form which may be obtained from Aquila Distributors at 1-800-437-1020 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Fund's Agent.


TERMS OF LETTER OF INTENT AND ESCROW

      By checking Box 3c and signing the Application, the investor is entitled to make each purchase at the public offering price applicable to a single transaction of the dollar amount checked above, and agrees to be bound by the terms and conditions applicable to Letters of Intent appearing below.

      The investor is making no commitment to purchase shares, but if the investor's purchases within thirteen months from the date of the investor's first purchase do not aggregate $50,000, or, if such purchases added to the investor's present holdings do not aggregate the minimum amount specified above, the investor will pay the increased amount of sales charge prescribed in the terms of escrow below.

      The commission to the dealer or broker, if any, named herein shall be at the rate applicable to the minimum amount of the investor's specified intended purchases checked above. If the investor's actual purchases do not reach this minimum amount, the commissions previously paid to the dealer will be adjusted to the rate applicable to the investor's total purchases. If the investor's purchases exceed the dollar amount of the investor's intended purchases and pass the next commission break-point, the investor shall receive the lower sales charge, provided that the dealer returns to the Distributor the excess of commissions previously allowed or paid to him over that which would be applicable to the amount of the investor's total purchases.

      The investor's dealer or broker shall refer to this Letter of Intent in placing any future purchase orders for the investor while this letter is in effect.

      The escrow shall operate as follows:

1. Out of the initial purchase (or subsequent purchases if necessary), 3% of the dollar amount specified in the Letter of Intent shall be held in escrow in shares of the Fund by the Agent. All dividends and any capital distribution on the escrowed shares will be credited to the investor's account.

2. If the total minimum investment specified under the letter is completed within a thirteen-month period, the escrowed shares will be promptly released to the investor. However, shares disposed of prior to completion of the purchase requirement under the letter will be deducted from the amount required to complete the investment commitment.

3. If the total purchases pursuant to the letter are less than the amount specified in the letter as the intended aggregate purchases, the investor must remit to the Agent an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. If such difference in sales charges is not paid within twenty days after receipt of a request from the Agent or the Dealer, the Agent will, within sixty days after the expiration of the letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Any shares remaining after such redemption will be released to the investor. The escrow of shares will not be released until any additional sales charge due has been paid as stated in this section.

4. By checking Box 3c and signing the Application, the investor irrevocably constitutes and appoints the Agent or the Distributor as his attorney to surrender for redemption any or all escrowed shares on the books of the Fund.


AUTOMATIC WITHDRAWAL PLAN PROVISIONS

By requesting an Automatic Withdrawal Plan, the applicant agrees to the terms and conditions applicable to such plans, as stated below.

1. The Agent will administer the Automatic Withdrawal Plan (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization.

2. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Agent will credit all such shares to the Planholder on the records of the Fund. Any share certificates now held by the Planholder may be surrendered unendorsed to the Agent with the application so that the shares represented by the certificate may be held under the Plan.

3. Dividends and distributions will be reinvested in shares of the Fund at the net asset value.

4. Redemptions of shares in connection with disbursement payments will be made at the net asset value per share in effect at the close of business on the last business day of the month or quarter.

5. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed, at any time, by the Planholder on written notification to the Agent. The Planholder should allow at least two weeks time in mailing such notification before the requested change can be put in effect.

6. The Planholder may, at any time, instruct the Agent by written notice (in proper form in accordance with the requirements of the then current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In such case the Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.

7. The Plan may, at any time, be terminated by the Planholder on written notice to the Agent, or by the Agent upon receiving directions to that effect from the Fund. The Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Agent or the Fund, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.

8. The Agent shall incur no liability to the Planholder for any action taken or omitted by the Agent in good faith.

9. In the event that the Agent shall cease to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as his agent in administering the Plan.

10.Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, a Planholder may not maintain this Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

 [Inside back cover]


MANAGER and Founder
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017


BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Tucker Hart Adams
Arthur K. Carlson
Diana P. Herrmann
R. Thayne Robson
Cornelius T. Ryan


OFFICERS
Lacy B. Herrmann, President
Jerry G. McGrew, Senior Vice President
James M McCullough, Senior Vice President
Barbara S. Walchli Senior Vice President
Kimball L. Young, Senior Vice President
Diana P. Herrmann, Vice President
Susan R. Linkous, Vice President
Christine L. Neimeth, Vice President
Alan R. Stockman, Vice President
Emily C. Van Voorhis, Vice President
Jori Everitt, Assistant Vice President
Rose F. Marotta, Chief Financial Officer
Joseph P. DiMaggio, Treasurer
Edward M. W. Hines, Secretary


DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271


INDEPENDENT AUDITORS KPMG LLP
757 Third Avenue
 New York, New York 10017


COUNSEL
Hollyer Brady Smith & Hines LLP
551 Fifth Avenue
New York, New York 10176

  [Left column-Back cover]

         This Prospectus concisely states information about the Fund that you should know before investing. A Statement of Additional Information about the Fund (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Fund and its management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Fund available to you.


         You can get additional information about the Fund's investments in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You can get the SAI and the Fund's annual and semi-annual reports without charge, upon request by calling 800-437-1000 (toll free).

         In addition, you can review and copy information about the Fund (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information can be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The file number under which the Fund is registered with the SEC under the Investment Company Act of 1940 is 811-8168.

[Right column-Back cover]

Aquila
[LOGO]
Rocky
Mountain
Equity Fund

PROSPECTUS


One of The
Aquilasm Group Of Funds

                                   PROSPECTUS

To receive a free copy of the Fund's SAI, annual or semi-annual report, or other information about the Fund, or to make shareholder inquiries call:

                    the Fund's Shareholder Servicing Agent at
                             800-437-1000 toll free

                              or you can write to:

                                    PFPC Inc
                              400 Bellevue Parkway
                              Wilmington, DE 19809

For general inquiries and yield information, call 800-437-1020 or 212-697-6666

This Prospectus should be read and retained for future reference

AQUILAsm
Group of Funds

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                         380 Madison Avenue, Suite 2300
                            New York, New York 10017
                           800-437-1020 * 212-697-6666



                                   Prospectus

Class Y Shares                                                   April 30, 2001
Class I Shares



Aquila Rocky Mountain Equity Fund (the "Fund") is a mutual fund whose objective is capital appreciation. It seeks to achieve its objective through investment in securities (primarily common stock or other equity securities) of companies having a significant business presence in the general Rocky Mountain region of our country.


          For purchase, redemption or account inquiries contact the Fund's Shareholder Servicing Agent:

          PFPC Inc.* 400 Bellevue  Parkway * Wilmington,  DE 19809
                             800-437-1000 toll free

                    For general inquiries & yield information
                     800-437-1020 toll free or 212-697-6666

The  Securities  and Exchange  Commission  has not approved or  disapproved  the
Fund's  securities  or  passed  upon  the  adequacy  of  this  Prospectus.   Any
representation to the contrary is a criminal offense.

TABLE OF CONTENTS

The Fund's Objective, Investment Strategies
and Main Risks.................................. 2
Risk/Return Bar Chart and Performance Table .... 3
Fees and Expenses of the Fund................... 4
Investment of the Fund's Assets................. 5
Fund Management................................. 6
Net Asset Value per Share....................... 7
Purchases ...................................... 7
Redeeming Your Investment....................... 8
Alternate Purchase Plans........................11
Dividends and Distributors......................13
Tax Information.................................14
Financial Highlights............................15
Application.

         The Fund's Objective, Investment Strategies and Main Risks

"What is the Fund's objective?"

     The Fund's investment objective, which is a fundamental policy of the Fund, is to purchase and hold securities for capital appreciation.

"What is the Fund's investment strategy?"

     We call the general area consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming the "Rocky Mountain Region." The Fund seeks to achieve its objective by investing primarily in equity securities of companies ("Rocky Mountain Companies") having a significant business presence in the Rocky Mountain Region. These are companies (i) whose principal executive offices are located in the Rocky Mountain Region, (ii) which have more than 50% of their assets located in the Rocky Mountain Region or (iii) which derive more than 50% of their revenues or profits from the Rocky Mountain Region. It is anticipated that under normal circumstances the Fund will invest at least 65%, and possibly up to 100%, of its total assets in securities issued by such companies. In addition to common stocks, equity securities can include preferred stock and convertible fixed-income securities. In general, the Manager follows a "value" approach to investing.

"What are the main risks of investing in the Fund?"

     Among the risks of investing in shares of the Fund and its portfolio of securities are the following:

     Loss of money is a risk of investing in the Fund.

     There are two types of risk generally associated with owning equity securities: market risk and financial risk. Market risk is the risk associated with the movement of the stock market in general. Financial risk is associated with the financial condition and profitability of the underlying company. Smaller companies may experience different growth rates and higher failure rates than those of larger companies having longer operating histories.

     The Fund invests in companies varying widely in market capitalization, reflecting the different sizes of companies doing business in the Rocky Mountain Region. Although the Fund may invest in large capitalization companies, it is anticipated that the companies represented in the Fund's portfolio will be primarily those having market capitalization of middle to smaller size which the Manager believes offer the potential of capital appreciation due to their overall characteristics. These companies are comparatively less well known and may have less trading in their shares than larger companies. The prices of securities of such companies may be more volatile than the prices of securities of issuers which are more mature and have larger capitalizations and whose securities are more actively traded.

     Convertible fixed-income investments are subject to interest rate and credit risks.

     Because the Fund will invest most, and may invest all, of its assets in Rocky Mountain Companies, it may have less diversification and may experience greater volatility than funds without this investment policy. Furthermore, because the Fund's assets are subject to economic and other conditions affecting the various states which comprise the Rocky Mountain Region, an economic down-turn in one or more of those states could adversely affect the Fund's performance.

     Investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                   RISK/RETURN BAR CHART AND PERFORMANCE TABLE


The bar chart and table shown below provide an indication of the risks of investing in Aquila Rocky Mountain Equity Fund by showing changes in the performance of the Fund's Class Y Shares from year to year over a four-year period and by showing how the Fund's average annual returns for one year and since inception compare to a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


[Bar Chart]
Annual Total Returns
1997-1999

28%

24%
          22.98      20.78
20%       XXXX       XXXX
          XXXX       XXXX
16%       XXXX       XXXX
          XXXX       XXXX
12%       XXXX       XXXX
          XXXX       XXXX
 8%       XXXX       XXXX
          XXXX       XXXX
 4%       XXXX       XXXX
          XXXX       XXXX
 0%       XXXX       XXXX
                     XXXX  -0.25
-4%            -5.08 XXXX   XXXX
                XXXX XXXX   XXXX
-8%
          1997  1998  1999  2000
     Calendar Years


During the period shown in the bar chart, the highest return for a quarter was 15.10% (quarter ended June 30, 1999) and the lowest return for a quarter was -11.58% (quarter ended September 30, 1998).


                      Average Annual Total Return

                                                     Since
For the Period Ended                        1 Year   inception*
December 31, 2000


Aquila Rocky Mountain Equity Fund
Class Y Shares                             -0.25%     9.12%*

Aquila Rocky Mountain Equity Fund
Class I Shares    **                        N/A        N/A

Russell 2000 Index***                      -2.92%     8.70%*



*From commencement of Class Y Shares on May 1, 1996.

**Commencement of Class I Shares was on January 31, 1998. To date no Class I Shares have been sold.

***The Russell 2000 Index is an unmanaged index of small company stocks throughout the United States.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No Class I Shares are currently outstanding.



                                                    Class I           Class Y
                                                    Shares            Shares

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.....
(as a percentage of offering price) .......         None             None

Maximum Deferred Sales Charge (Load)                None             None
Maximum Sales Charge (Load) ...............
Imposed on Reinvested Dividends and
Distributions
 (as a percentage of offering price).......         None             None
Redemption Fees............................         None             None
Exchange Fees..............................         None             None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets) (1)

Management Fees (2)........................         1.50%           1.50%
Distribution and/or
Service(12b-1) Fee.........................         0.10%(3)         None
All Other Expenses: .......................         3.81%           3.88%
Total Annual Fund
 Operating Expenses (2)....................         5.41%           5.38%


(1) The Manager has undertaken to waive all its fee until the Fund attains an asset size of $10 million. The Manager anticipates that when Fund assets reach $10 million, its fees for that fiscal year will be waived following a predetermined formula. Thereafter, it may determine to waive some or all of its fee. However, as the asset size of the Fund increases, these waivers would be progressively reduced so that when assets exceed approximately $25 million the Fund would pay substantially all fees as they are accrued. Since the Fund's inception, the Manager, in its sole discretion, has been reimbursing some or all of the Fund's other operating expenses.

(2 The actual expense ratios for the fiscal year ended December 31, 2000 after giving effect to the waivers, expense reimbursement, and the expense offset for uninvested cash balances were incurred at the following annual rates: management fees, all other expenses, and total fund operating expenses for Class I Shares would have been 0.00%, 1.16%, and 1.26%, respectively; for Class Y Shares, these expenses would have been 0.00%, 1.23%, and 1.23%, respectively. Other expenses for the two classes differ because Class I Shares bear program costs for financial intermediaries of 0.25%, which includes transfer agent services, and charges common to both classes of 3.56%; Class Y Shares bear only the common charges of 3.56% and an allocation for transfer agent services of 0.32%

(3) Current rate; up to 0.25% can be authorized by the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 year   3 years  5 years  10 years

Class I Shares............$540     $1,613  $2,677   $5,300
Class Y Shares............$537     $1,605  $2,665   $5,279

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                         Investment of the Fund's Assets

"Is the Fund right for me?"

         The Fund's shares are designed to be a suitable investment for investors who seek capital appreciation, primarily through the common stocks or other equity securities of companies having a significant business presence in the Rocky Mountain Region of the country.

"What is the Rocky Mountain Region?"

         The general Rocky Mountain region of our country consists of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming.

"What are Rocky Mountain Companies?"

         Companies of any size and in any industry with a significant business presence in the Rocky Mountain Region are called Rocky Mountain Companies. These are companies (i) whose principal executive offices are located in the Rocky Mountain Region, (ii) which have more than 50% of their assets located in the Rocky Mountain Region or (iii) which derive more than 50% of their revenues or profits from the Rocky Mountain Region.

"What are equity securities?"

         The term "equity securities" means (i) common stocks and (ii) preferred stocks, bonds, debentures and notes convertible into common stocks. Under normal conditions, it is anticipated that the Fund will invest at least 65%, and possibly up to 100%, of its total assets in such securities. The Fund may also, to a limited extent, make certain other types of investments.

         A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock or other equity securities of the same or a different issuer.

"How are the Fund's investments chosen?"

         The Manager will generally seek to invest in established, financially sound, well-managed Rocky Mountain Companies whose securities it considers to be selling at reasonable prices relative to their growth rates and anticipated future values. In general, the Manager follows a "value" approach to investment selection; that is, emphasis will be placed upon selection of Rocky Mountain Companies whose securities are selling at lower prices than comparable investments. Other securities may be selected whose issuers the Manager believes are experiencing better growth relative to comparable investments. The Manager currently focuses on approximately 300-400 Rocky Mountain Companies from which it selects investments for the Fund's portfolio. In selecting investments the Manager anticipates considering a number of factors. These include but are not limited to: quality of management, ability of the company to generate earnings, revenue growth and free cash flow, strength of the company's balance sheet and the overall economic, monetary, political and market environment. The investment disciplines that the Manager employs to help control risk include, but are not limited to, monitoring valuation levels, earnings momentum and cash flow. The Manager also emphasizes visits to companies and frequent discussions with management. The Fund does not engage in active trading to achieve its investment objective.

         In unusual market conditions when the Manager believes a defensive posture for the Fund's investments is warranted, the Fund may temporarily invest a portion or all of its assets in high quality fixed-income securities such as U.S. government securities, corporate bonds or high grade short-term money-market securities, without geographic or percentage limitation. Only corporate securities rated "A" or better by a nationally recognized statistical rating organization will be purchased. Under these circumstances, the Fund may not achieve its investment objective.

"What are the other risk factors and special considerations regarding investment in Rocky Mountain Companies?"

         Companies with headquarters in the Rocky Mountain Region or with a significant business presence in the Region may also have significant business interests, sales and assets outside of the Region and may thus be subject to other economic influences.

         In addition to considerations specifically affecting the Rocky Mountain Region, other risk factors include the following.

         Since the practice of many growth-oriented companies in which the Fund will invest is to reinvest most or all of their earnings in the development of their business, the Fund does not expect to receive dividends enabling it to provide investors with any significant amount of current income. In addition, during at least the early fiscal years of the Fund, it is anticipated that all of such income will be applied to payment of Fund operating expenses, so that none will be available for distribution to shareholders.


                                 Fund Management

"How is the Fund managed?"

         Under an agreement with the Fund, Aquila Management Corporation (the "Manager"), 380 Madison Avenue, Suite 2300, New York, NY 10017, founder of the Fund, serves as its investment adviser and administrator; as such, in addition to providing administrative services, the Manager supervises the investment program of the Fund and the composition of its portfolio.

         Under its agreement with the Fund, the Manager provides for investment supervision, including supervising continuously the investment program of the Fund and the composition of its portfolio, determining what securities will be purchased or sold by the Fund, and arranging for the purchase and sale of securities held in the portfolio of the Fund; and, at its expense, for pricing of the Fund's portfolio daily. The Manager's administrative services include providing for the maintenance of the headquarters of the Fund, overseeing relationships between the Fund and the service providers to the Fund, either keeping the accounting records of the Fund or, at its expense and responsibility, delegating such duties in whole or in part to a company satisfactory to the Fund, maintaining the Fund's books and records and providing other administrative services.

         During the Fund's fiscal year ended December 31, 2000, the Fund accrued management fees under its agreement with the Manager at the annual rate of 1.50% of its average annual net assets. All of these fees were waived.

Information about the Manager

         The Manager is the founder and serves as Manager for three other funds oriented to the Rocky Mountain Region: Tax-Free Trust of Arizona, with assets of $381 million, Tax-Free Fund of Colorado, with assets of $188 million and Tax-Free Fund For Utah, with assets of $34 million, all as of March 31, 2001. It is the founder and Manager and/or administrator of the Aquilasm Group of Funds, which consists of tax-free municipal bond funds (including those named above), money-market funds and equity funds. As of March 31, 2001, these funds had aggregate assets of approximately $3.0 billion. The Manager, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

         Barbara Walchli, C.F.A., has acted as portfolio manager for the Fund since July, 1999, when she joined the Manager. Prior to becoming the Fund's portfolio manager, Ms. Walchli had 18 years of analytical investment experience, including 12 years developing short- and long-term equity strategy, 11 years as director of equity research and 8 years managing performance-oriented portfolios and funds. She managed or co-managed funds totaling $1.7 billion in assets and was responsible for equity strategy for a group managing $27.5 billion in assets. She also hired and supervised a number of equity analysts. Ms. Walchli holds an MBA in finance from Arizona State University and an AB from Smith College. She is a chartered financial analyst and member of various investment associations.


                            Net Asset Value per Share

         The net asset value of the shares of each of the Fund's classes of shares is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open (a "business day"), by dividing the value of the Fund's net assets (which means the value of the assets less liabilities) allocable to each class by the total number of shares of such class outstanding at that time. In general, net asset value of the Fund's shares is based on portfolio market value, except that fixed-income securities maturing in 60 days or less are generally valued at amortized cost. The price at which a purchase or redemption of shares is effected is based on the net asset value next calculated after your purchase or redemption order is received in proper form. The New York Stock Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.


                                    Purchases

"Are there alternate purchase plans?"

         This Prospectus offers two separate classes of shares. All classes represent interests in the same portfolio of securities.

"Can I purchase shares of the Fund?"

         You can purchase shares of the Fund if you live in one of the states listed below. You should not purchase shares of the Fund if you do not reside in one of the following states. Otherwise, the Fund can redeem the shares you purchased. This may cause you to suffer a loss and may have tax consequences.

         On the date of this Prospectus, both Class Y and Class I Shares are available in:

Alaska * California * Colorado * District of Columbia * Florida * Hawaii * Idaho
* Kansas * Missouri * Montana * Nevada * New Jersey * New York* North Dakota * Ohio* * Wyoming

         In addition, Class Y Shares only are available in:

Arizona * Nebraska * New Mexico * Utah

         The Fund and the Distributor may reject any order for the purchase of shares.

"How much money do I need to invest?"

For Class Y Shares:

         $1,000. Subsequent investments can be in any amount.

For Class I Shares:

         Financial intermediaries can set their own requirements for initial and subsequent investments.

         Your investment must be drawn in United States dollars on a United States commercial bank, savings bank or credit union or a United States branch of a foreign commercial bank (each of which is a "Financial Institution").

"How do I purchase shares?"

You may purchase Class Y Shares:

          * through an investment broker or dealer, or a bank or financial intermediary, that has a sales agreement with the Distributor, Aquila Distributors, Inc., in which case that institution will take action on your behalf, and you will not personally perform the steps indicated below; or

          * directly through the Distributor, by mailing payment to the Fund's Agent, PFPC Inc.

The price you will pay is net asset value for both Class Y Shares and Class I Shares. (See "What price will I pay for the Fund's shares?")

You may purchase Class I Shares only through a financial intermediary.

Opening a Class Y Shares Account   Adding to a Class Y Shares
 Account

* Make out a check for                      * Make out a check for
the investment amount                       the investment amount
payable to                                  payable to
Aquila Rocky Mountain                       Aquila Rocky Mountain
Equity Fund.                                Equity Fund.

* Complete the application                  * Fill out the pre-printed
included with the Prospectus,               stub attached
indicating the features                     to the Fund's
you wish to authorize.                      confirmations
                                            or supply the name(s)
                                            of account owner(s),
                                            the account number, and
                                            the name of the Fund.

* Send your check and                       * Send your check and
completed application                       account information
to your dealer or                           to your dealer or
to the Fund's                               to the Fund's
Agent, PFPC Inc.                            Agent, PFPC Inc.


"Can I transfer funds electronically?"

     You can have funds transferred electronically, in amounts of $50 or more, from your Financial Institution if it is a member of the Automated Clearing
House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

          * Automatic Investment: You can authorize a predetermined amount to be regularly transferred from your account.

          * Telephone Investment: You can make single investments of up to $50,000 by telephone instructions to the Agent.

     Before you can transfer funds electronically, the Fund's Agent must have your completed application authorizing these features. Or, if you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent, or if your account is set up so that your broker or dealer makes these sorts of changes, request your broker or dealer to make them. The Fund may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.

                            Redeeming Your Investment

Redemption of Class Y Shares

     You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.

     There is no minimum period for investment in the Fund, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

     A redemption may result in a tax liability for you.

"How can I redeem my investment?"

By mail, send instructions to:

PFPC Inc.
Attn: Aquilasm Group of Funds
400 Bellevue Parkway
Wilmington, Delaware 19809

By telephone, call:

800-437-1000

By FAX, send instructions to:

302-791-3055

For liquidity and convenience, the Fund offers expedited redemption for Class Y Shares.

Expedited Redemption Methods

You may request expedited redemption in two ways:

     1. By Telephone. The Agent will take instructions from anyone by telephone to redeem shares and make payments:

          a) to a Financial  Institution account you have previously  specified;
          or

          b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

         Telephoning the Agent

         Whenever you telephone the Agent, please be prepared to supply:

         account name(s) and number

         name of the caller

         the social security number registered to the account

         personal identification

     Note: Check the accuracy of your confirmation statements immediately. The Fund, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

     2. By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

         account name(s)

         account number

         amount to be redeemed

         any payment directions

     To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

     The name(s) of the shareholder(s) on the Financial Institution account must be identical to those on the Fund's records of your account.

     You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

Regular Redemption Method

     To redeem by the regular redemption method, send a letter of instructions to the Fund's Agent, which includes:

         account name(s)

         account number

         dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed payment instructions (we normally mail redemption proceeds to your address as registered with the Fund)

         signature(s) of the registered shareholder(s) and

         signature guarantee(s), if required, as indicated below.

     To be in "proper form," your letter must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

     We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

     We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder, and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

     Your signature may be guaranteed by any:

         member of a national securities exchange

         U.S. bank or trust company

         state-chartered savings bank

         federally chartered savings and loan association

         foreign bank having a U.S. correspondent bank; or


          participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchanges Medallion Program ("SEMP"), or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP").


         A notary public is not an acceptable signature guarantor.

Redemption of Class I Shares


     You may redeem all or any part of your Class I Shares at the net asset value next determined after receipt in proper form of your redemption request by your financial intermediary. Redemption requests for Class I Shares must be made through a financial intermediary and cannot be made directly. Financial intermediaries may charge a fee for effecting redemptions. There is no minimum period for any investment in the Fund. The Fund does not impose redemption fees or penalties on redemption of Class I Shares. A redemption may result in a transaction taxable to you.


"When will I receive the proceeds of my redemption?"


     Redemption proceeds for Class Y Shares are normally sent on the next business day following receipt of your redemption request in proper form. Except as described below, payments will normally be sent to your address of record within 7 days.


Redemption                 Method of Payment         Charges

Under $1,000               Check                     None

$1,000 or more             Check or, if and          None
                           as you requested
                           on your Application
                           or Ready Access Features
                           Form, wired or
                           transferred through
                           the Automated Clearing
                           House to your Financial
                           Institution account

Through a broker/
dealer                     Check or wire,            None,
                           to your broker            although your
                           /dealer                   broker/dealer may charge a
                                                     fee.

     Although the Fund does not currently intend to, it can charge up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders the Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them.

     Redemption   payments   for   Class  I  Shares   are   made  to   financial
intermediaries.

     The Fund may delay payment for redemption of shares recently purchased by check (including certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment up to 15 days after purchase; however, payment for redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

     The Fund has the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the New York Stock
Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the New York Stock Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of the value of, the portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.

     The Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

     Redemption proceeds may be paid in whole or in part by distribution of the Fund's portfolio securities ("redemption in kind") in conformity with SEC rules. This method will only be used if the Board of Trustees determines that payments partially or wholly in cash would be detrimental to the best interests of the remaining shareholders.

"Is there an Automatic Withdrawal Plan?"

     Yes, but it is only available for Class Y Shares. Under an Automatic Withdrawal Plan you can arrange to receive a monthly or quarterly check in a stated amount, not less than $50.


                            Alternate Purchase Plans
Distribution Arrangements

     In this Prospectus the Fund provides you with two alternative ways to invest in the Fund through two separate classes of shares. All classes represent interests in the same portfolio of securities.

                          Class Y Shares               Class I Shares
                        "Institutional Class"       "Financial Intermediary
                                                            Class"

Initial Sales              None                         None. Financial
Charge                                                  Intermediaries may
                                                        charge a fee for
                                                        purchase of shares.

Contingent                 None                         None
Deferred Sales
Charge ("CDSC")

Distribution and           None                         Distribution fee of
Service Fees                                            up to 0.25 of 1% of
                                                        average annual net
                                                        assets allocable to
                                                        Class I Shares,
                                                        currently 0.10 of
                                                        1% of such net
                                                        assets, and a service
                                                        fee of 0.25 of  1% of
                                                        such  assets.


"What price will I pay for the Fund's shares?"

     The offering price for Class Y Shares is the net asset value per share. You will receive that day's offering price on purchase orders, including Telephone Investments and investments by mail, received in proper form prior to 4:00 p.m. New York time. Dealers have the added flexibility of transmitting orders received prior to 4:00 p.m. New York time to the Distributor or Agent before the Distributor's close of business that day (normally 5:00 p.m. New York time) and still receiving that day's offering price. Otherwise, orders will be filled at the next determined offering price. Dealers are required to submit orders promptly. Purchase orders received on a non-business day, including those for Automatic Investment, will be executed on the next succeeding business day. The sale of shares will be suspended (1) during any period when net asset value determination is suspended or (2) when the Distributor judges it is in the Fund's best interest to do so.

     The offering price for Class I Shares is the net asset value per share. The offering price determined on any day applies to all purchases received by each financial intermediary prior to 4:00 p.m. New York time on any business day. Purchase orders received by financial intermediaries after that time will be filled at the next determined offering price.

"What about confirmations and share certificates?"

     A statement will be mailed to you confirming each purchase of Class Y Shares in the Fund. Additionally, your account at the Agent will be credited in full and fractional shares (rounded to the nearest 1/1000th of a share). Financial intermediaries will confirm purchases of Class I Shares. The Fund will not issue certificates for Class Y Shares or Class I Shares.

"Is there a Distribution Plan or a Services Plan?"

         The Fund has adopted a Distribution Plan (the "Plan") under the Investment Company Act of 1940's Rule 12b-1 in order to:

          (i) permit the Fund to finance activities primarily intended to result in the sale of its shares;

          (ii) permit the Manager, out of its own funds, to make payment for distribution expenses; and

          (iii) protect the Fund against any claim that some of the expenses which it pays or may pay might be considered to be sales-related and therefore come within the purview of the Rule.

         No payments are made under the Plan out of assets represented by Class Y Shares.

         Under the Plan, the Fund makes payments with respect to Class I Shares under agreements to certain broker/dealers and other qualified recipients.

         For any fiscal year, payments with respect to Class I Shares are made at a rate set from time to time by the Board of Trustees (currently 0.10 of 1%) but not more than 0.25 of 1% of the average annual net assets represented by the Class I Shares of the Fund. Such payments can be made only out of the Fund's assets allocable to the Class I Shares. Because these distribution fees are paid out of assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         For any class, these payments are made only from the assets allocable to that class.

Shareholder Services Plan for Class I Shares

     The Fund's Shareholder Services Plan authorizes it to pay a service fee under agreements to certain qualified recipients who have agreed to provide personal services to Class I shareholders or maintain their accounts. For any fiscal year, such fees may not exceed 0.25 of 1% of the average annual net assets represented by Class I Shares. Payment is made only out of the Fund's assets represented by Class I Shares. No payments are made with respect to assets represented by Class Y Shares.

"Transfer on Death" "("TOD") Registration (Not available for Class I Shares)

     If you own Class Y Shares, the Fund generally permits "transfer on death" ("TOD") registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD account, you agree to be bound by the TOD Rules.


                           Dividends and Distributions

"How are dividends and distributions determined?"

     The Fund distributes dividends from net investment income, if any, on an annual basis following the end of its fiscal year which is December 31st. Because the Fund invests primarily in equity securities, distributions from the Fund, if any, will consist mostly of capital gains, which may be long- or short-term depending upon the length of time the Fund has held the securities it then sells. If the Fund has had net long-term capital gains or net short-term capital gains for the year, it distributes dividends on those items at the same time. Short-term capital gains include the gains from the disposition of securities held less than one year, the premiums from expired call options written by the Fund and net gains from closing transactions with respect to such options. If required by tax laws to avoid excise or other taxes, dividends and/or capital gains distributions may be made more frequently. Dividends and other distributions paid by the Fund with respect to each class of its shares are calculated at the same time and in the same manner. The per share dividends and distributions of Class I Shares will be lower than the per share dividends on the Class Y Shares as a result of the higher service and distribution fees applicable to those shares. In addition, the dividends and distributions of each class can vary because each class will bear certain class-specific charges.

     Dividends and distributions will automatically be reinvested in full and fractional shares of the Fund of the same class at net asset value on the record date for the dividend or distribution, unless you request otherwise.

     If you own or purchase Class Y Shares, you may choose to have all or any part of the payments for dividends or distributions paid in cash. You can elect to have the cash portion of your dividends or distributions deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.

     You can make any of these elections on the Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends and distributions in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

     All arrangements for the payment of dividends and distributions with respect to Class I Shares, including reinvestment of dividends, must be made through financial intermediaries.

     All Class Y shareholders, whether their dividends or distributions are received in cash or reinvested, will receive a quarterly statement indicating the current status of their investment account with the Fund. Financial intermediaries provide their own statements of Class I Shares accounts.

     If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Fund may be required to impose backup withholding at a rate of 31% upon payment of redemptions to shareholders, and from capital gains distributions (if any)."

                                 Tax Information

         Distributions from the Fund's net income and net short-term capital gains are taxed as ordinary income. If the Fund has net long-term capital gains which are greater than its net short-term capital losses, it will distribute the excess and such distribution will be taxed to you as long-term capital gains, regardless of how long you have held your shares.

         Distributions from the Fund, whether ordinary income or capital gain in nature, will be taxable to you whether you take them in cash or have them automatically reinvested in shares of the Fund. Distributions from the Fund are also subject to applicable state income taxes. Consult your tax adviser.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The financial highlights table is intended to help you understand the Fund's financial performance for the designated periods of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). No historical information exists for Class I Shares, none of which were outstanding during the periods indicated. This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.


                                                 Class Y(1)

                            Year ended December 31,           Period Ended(2)
                          2000      1999   1998    1997       12/31/96

 Net Asset Value,
 Beginning of
 Period .......$          $20.07   $16.82  $17.91  $15.07     $14.59


 Income(loss) from Investment
 Operations:
   Net investment
   income (loss).         0.03     (0.01)   0.03    0.04      0.01
   Net gain (loss) on
     securities (both
     realized and
     unrealized) .       (0.09)     3.50   (0.95)   3.41      1.00


     Total from Investment
     Operations .        (0.06)    3.49   (0.92)   3.45      1.01

 Less Distributions:
   Dividends from net
     investment
      income               -        -     (0.01)     -       -
   Distributions from
   capital gains         (0.20)   (0.24)  (0.16)   (0.61)   (0.53)

   Total
   Distributions         (0.20)   (0.24)  (0.17)  (0.61)    (0.53)

 Net Asset Value,
  End of  Period .       $19.81  $20.07  $16.82  $17.91     $15.07

 Total Return
 (not reflecting
  sales charge)(%)       (O.25)   20.78  (5.08)   22.98      6.94+


   Net Assets, End of Period
   ($ thousands)           962     922    789      795       133

 Ratios/Supplemental Data
   Ratio of Expenses to
    Average Net
    Assets (%) ....        1.29   1.33     1.52    1.34      1.30*
   Ratio of Net Investment
   Income(Loss) to Average Net
   Assets (%)              0.06  (0.09)   (0.01)   0.16      0.06*
 Portfolio Turnover
   Rate (%).......        29.27   6.45   19.52    10.39    20.32+


 The expense and net investment income ratios without the effect of the voluntary waiver of fees and expense reimbursement were:

   Ratio of Expenses
    to Average Net Assets(%)
                           5.32   5.60    4.58     5.34     8.54*
   Ratio of Net Investment
    Loss to
    Average Net Assets(%)
                          (3.96) (4.36)  (3.07)   (3.84)   (7.18)*

 The expense ratios after giving effect to the waivers reimbursement and expense offset for uninvested cash balances were:

 Ratio of Expenses to
 Average Net Assets(%)     1.23   1.30    1.32     1.27     1.25*

  (1) New Class of Shares established on May 1, 1996.


 (2) For the period from May 1, 1996 to December 31, 1996.



 Note: Effective July 28, 1999, Aquila Management Corporation (the "Manager") assumed the role of investment adviser, replacing KPM Investment Management, Inc.

 + Not annualized.

 * Annualized.

            Application for Aquila Rocky Mountain Equity Fund
                         For Class Y and I Shares only
                Please           complete steps 1 through 4 and mail to: PFPC
                                 Inc.
                  400 Bellevue Parkway, Wilmington, DE 19809
                             1-800-437-1000



STEP 1 ACCOUNT REGISTRATION

A. REGISTRATION

___Individual  (Use line 1)
___Joint Account*  (Use lines 1&2)
___For a Minor (Only one custodian and one minor permitted.)
   (Use line 3)
___For Trust, Corporation, Partnership or other Entity (Use line 4) * Joint accounts will be Joint tenants with rights of survivorship unless otherwise specified.
** Uniform Gifts/Transfers to Minors Act.

Please type or print name(s) exactly as account is to be registered 1.________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
2.________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
3.________________________________________________________________
  Custodian's First Name      Middle Initial          Last Name
Custodian for ____________________________________________________
               Minor's First Name    Middle Initial    Last Name
                                     -----------------------------
                                       Minor's Social Security No.
Under the _________UGTMA**.
            State


4. __________________________________________________________________
(Name of corporation or organization. If a trust, include the name(s)
in which account will be registered and the
name and date of the trust instrument. An account for a pension or profit sharing plan or trust may be registered in the name of the plan or trust itself.)
----------------------------------------------------------------------
Tax I.D. Number      Trustee(s) or Authorized Individual       Title


B. MAILING ADDRESS AND TELEPHONE NUMBER
-----------------------------------------------------------------------
 Street or P.O. Box           City          State           Zip Code

(-------)--------------------------------------------------------------
Area Code      Daytime Telephone #      Occupation

-----------------------------------------------------------------------
Employer's Name/Employer's Address        City               State

Citizen or resident of U.S.___ Other___
Check here___ if you are a non U.S. citizen or resident and not subject to back-up withholding. See certification in Step 4.


C. INVESTMENT DEALER OR BROKER:
(Important - to be completed by dealer or broker)

--------------------------------------------------------------------------
Dealer Name                                  Branch Office Address
--------------------------------------------------------------------------
Branch Office City/State                     Branch #
--------------------------------------------------------------------------
Representative's Name    Rep #
(-------)-----------------------------------------------------------------
Area Code      Telephone #              [Agent Use: Dealer # / Branch #]


STEP 2 PURCHASE OF SHARES

A. INITIAL INVESTMENT

Make check payable to Aquila Rocky Mountain Equity Fund

Indicate class of shares:
__  Class Y Shares
__  Class I Shares

___Initial Investment $________________ (Minimum $1,000)

B. DISTRIBUTIONS

Income dividends and capital gains distributions are automatically reinvested in additional shares at net asset value unless otherwise indicated below.

To reinvest any portion of a distribution, with the balance paid in cash, indicate a percentage below:

Income dividends are to be:___ % Reinvested  ___ % Paid in cash*

Capital Gains Distributions are to be: ___ % Reinvested ___ % Paid in cash*

Direct 100% income dividend ___ capital gains distribution ___ to my Aquilasm Group of Funds account #______________________.

    * For cash dividends, please choose one of the following options:

___ Deposit directly into my/our Financial Institution account. ATTACHED IS A
    PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution (a commercial bank, savings bank or credit union) account where I/we would like you to deposit the distribution.
___Mail check to my/our address listed in Step 1B.


STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
(Check appropriate box)
___ YES ___ NO

This option provides you with a convenient way to have amounts automatically drawn on your financial institution account and invested in your Aquila Rocky Mountain Equity Fund account. To establish this program, please complete Step 4, Sections A & B of this Application.

I/We wish to make regular monthly investments of $ _________________ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).
YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK


B. TELEPHONE INVESTMENT
(Check appropriate box)
___ YES ___ NO

This option provides you with a convenient way to add to your account (minimum of $50 and maximum of $50,000) at any time you wish by simply calling toll-free at 1-800-437-1000. To establish this program, please complete Step 4, Sections A & B of this Application. YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.

C. AUTOMATIC WITHDRAWAL PLAN

 (Minimum investment $5,000)
Application must be received in good order at least two weeks prior to first actual liquidation date.

(Check appropriate box)
___ YES ___ NO

Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, PFPC Inc. (the "Agent") is authorized to redeem sufficient shares from this account at the then current net asset value, in accordance with the terms below:

Dollar amount of each withdrawal $ ______________beginning________________,
                                   Minimum: $50             Month/Year
Payments to be made: ___ Monthly or ___ Quarterly

Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate Financial Institution name, address and your account number.


First Name  Middle Initial  Last Name   Financial Institution Name
-----------------------------------------------------------------------
Street                           Financial Institution     Street
                                                           Address
 ----------------------------------------------------------------------

City      State         Zip             City            State         Zip

------------------------------------
Financial Institution Account Number


D. TELEPHONE EXCHANGE

This option allows you to effect exchanges among accounts in your name within the Aquilasm Group of Funds by telephone.

(Check appropriate box)
___ YES ___ NO

The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares of one Aquila-sponsored fund for shares of another Aquila-sponsored fund with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of or acting or failure to act upon this authorization.


E. EXPEDITED REDEMPTION

The proceeds will be deposited to your Financial Institution account listed. (Check appropriate box) ___ YES ___ NO

Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this Fund account is registered. YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.
-------------------------------   --------------------------------------
  Financial Institution                     Financial Institution
  Account Registration                         Account Number
-------------------------------   --------------------------------------
  Name of Financial Institution    Financial Institution Transit/Routing
                                                                 Number
-------------------------------   --------------------------------------
  Street                            City          State        Zip Code



STEP 4
Section A
DEPOSITOR'S AUTHORIZATION TO HONOR DEBITS

IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge my/our account for any drafts or debits drawn on my/our account initiated by the Agent, PFPC Inc., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number ______________________________________

Name and Address where my/our account is maintained

Name of Financial Institution______________________________________________

Street Address_____________________________________________________________

City_______________________________________State _________ Zip Code________

Name(s) and Signature(s) of Depositor(s) as they appear where account is registered

----------------------------------------------
        Please Print
X_____________________________________________  __________________
        Signature                                    Date
----------------------------------------------
        Please Print
X_____________________________________________  __________________
        Signature                                    Date


                        INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila
Distributors, Inc. (the "Distributor") agrees:

1. Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2. To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3. To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.


Section B

SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

- The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Fund and has received and read a current Prospectus of the Fund and agrees to its terms.

- I/We authorize the Fund and its agents to act upon these instructions for the features that have been checked.

- I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Fund and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Fund account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Fund and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Fund account and to charge the account for any related charges. I/We acknowledge that shares purchased either through Automatic Investment or Telephone Investment are subject to applicable sales charges.

- The Fund, the Agent and the Distributor and their trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transaction if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number, name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that number is my correct taxpayer identification number and
  (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such number has been issued, and a number has been or will soon be applied for. If a number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a number is provided and the undersigned may be subject to a $50 I.R.S. penalty, or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Fund, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*
--------------------------     ----------------------------     ---------
Individual (or Custodian)      Joint Registrant, if any            Date
--------------------------     ----------------------------     ---------
Corporate Officer, Partner,    Title                               Date
Trustee(s), etc.

* For trusts, corporations or association, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

- Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Fund's Agent.

- You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

- Either the Fund or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

- The Fund reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

- If your Financial Institution account changes, you must complete a Ready Access Features Form which may be obtained from Aquila Distributors at 1-800-437-1020 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Fund's Agent.

AUTOMATIC WITHDRAWAL PLAN PROVISIONS

By requesting an Automatic Withdrawal Plan, the applicant agrees to the terms and conditions applicable to such plans, as stated below.

1. The Agent will administer the Automatic Withdrawal Plan (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization.

2. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Agent will credit all such shares to the Planholder on the records of the Fund. Any share certificates now held by the Planholder may be surrendered unendorsed to the Agent with the application so that the shares represented by the certificate may be held under the Plan.

3. Dividends and distributions will be reinvested in shares of the Fund at the net asset value.

4. Redemptions of shares in connection with disbursement payments will be made at the net asset value per share in effect at the close of business on the last business day of the month or quarter.

5. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed, at any time, by the Planholder on written notification to the Agent. The Planholder should allow at least two weeks time in mailing such notification before the requested change can be put in effect.

6. The Planholder may, at any time, instruct the Agent by written notice (in proper form in accordance with the requirements of the then current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In such case the Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.

7. The Plan may, at any time, be terminated by the Planholder on written notice to the Agent, or by the Agent upon receiving directions to that effect from the Fund. The Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Agent or the Fund, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.

8. The Agent shall incur no liability to the Planholder for any action taken or omitted by the Agent in good faith.

9. In the event that the Agent shall cease to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as his agent in administering the Plan.

10.Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, a Planholder may not maintain this Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

[Inside back cover]


MANAGER and Founder
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017


BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Tucker Hart Adams
Arthur K. Carlson
Diana P. Herrmann
R. Thayne Robson
Cornelius T. Ryan


OFFICERS
Lacy B. Herrmann, President
Jerry G. McGrew, Senior Vice President
James M McCullough, Senior Vice President
Barbara S. Walchli Senior Vice President
Kimball L. Young, Senior Vice President
Diana P. Herrmann, Vice President
Susan R. Linkous, Vice President
Christine L. Neimeth, Vice President
Alan R. Stockman, Vice President
Emily C. Van Voorhis, Vice President
Jori Everitt, Assistant Vice President
Rose F. Marotta, Chief Financial Officer
Joseph P. DiMaggio, Treasurer
Edward M. W. Hines, Secretary


DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271


INDEPENDENT AUDITORS KPMG LLP
 757 Third Avenue
 New York, New York 10017


COUNSEL
Hollyer Brady Smith & Hines LLP
551 Fifth Avenue
New York, New York 10176

  [Left column-Back cover]

         This Prospectus concisely states information about the Fund that you should know before investing. A Statement of Additional Information about the Fund (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Fund and its management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Fund available to you.


         You can get additional information about the Fund's investments in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You can get the SAI and the Fund's annual and semi-annual reports without charge, upon request by calling 800-437-1000 (toll free).



         In addition, you can review and copy information about the Fund (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090. Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information can be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


The file number under which the Fund is registered with the SEC under the Investment Company Act of 1940 is 811-8168.



[Right column-Back cover]

Aquila
[LOGO]
Rocky
Mountain
Equity Fund

PROSPECTUS


One of The
Aquilasm Group Of Funds

                                   PROSPECTUS

To receive a free copy of the Fund's SAI, annual or semi-annual report, or other information about the Fund, or to make shareholder inquiries call:

                    the Fund's Shareholder Servicing Agent at
                             800-437-1000 toll free

                              or you can write to:

                                    PFPC Inc
                              400 Bellevue Parkway
                              Wilmington, DE 19809

For general inquiries and yield information, call 800-437-1020 or 212-697-6666

This Prospectus should be read and retained for future reference


                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                          380 Madison Avenue Suite 2300
                               New York, NY 10017
                                  800-437-1020
                                  212-697-6666

Statement
of Additional
Information                                                     April 30, 2001

         This Statement of Additional Information (the " SAI") is not a Prospectus. There are two Prospectuses for the Fund dated April 30, 2001: one Prospectus describes Front-Payment Class Shares ("Class A Shares") and Level-Payment Class Shares ("Class C Shares") of the Fund and the other describes Institutional Class Shares ("Class Y Shares") and Financial Intermediary Class Shares ("Class I Shares") of the Fund. References in the SAI to "the Prospectus" refer to either of these Prospectuses. The SAI should be read in conjunction with the Prospectus for the class of shares in which you are considering investing. Either or both Prospectuses may be obtained from the Fund's Shareholder Servicing Agent, PFPC Inc., by writing to it at: 400 Bellevue Parkway, Wilmington, DE 19809 or by calling:

                             800-437-1000 toll free

 or from Aquila Distributors, Inc., the Fund's Distributor, by writing to it at

            380 Madison Avenue, Suite 2300, New York, New York 10017;
                                 or by calling:
                             800-437-1020) toll free
                                 or 212-697-6666

                              Financial Statements

         The financial statements for the Fund for the year ended December 31, 2000, which are contained in the Annual Report for that fiscal year, are hereby incorporated by reference into the SAI. Those financial statements have been audited by KPMG LLP, independent auditors, whose report thereon is incorporated herein by reference. The Annual Report of the Fund can be obtained without charge by calling any of the toll-free numbers listed above. The Annual Report will be delivered with the SAI.

TABLE OF CONTENTS

Fund History .......................................................... 2
Investment Strategies and Risks ....................................... 2
Fund Policies ......................................................... 8
Management of the Fund ................................................ 9
Ownership of Securities................................................14
Investment Advisory and Other Services.................................15
Brokerage Allocation and Other Practices...............................27
Capital Stock..........................................................27
Purchase, Redemption, and Pricing of Shares............................29
Additional Tax Information.............................................37
Underwriters...........................................................38
Performance............................................................38
Appendix A.............................................................41

                        Aquila Rocky Mountain Equity Fund

                       Statement of Additional Information

                                  Fund History

         The Fund is an open-end, diversified management investment company organized in 1994 as a Massachusetts business trust.


                         Investment Strategies and Risks

         The Fund's investment objective is capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities of companies having a significant business presence in the general Rocky Mountain region of our country, consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming.

Convertible Securities

         The Fund may invest up to 25% of its assets in convertible securities, primarily of Rocky Mountain Companies, if the Manager believes there is potential of capital growth through the conversion option and greater investment income prior to conversion. Only convertible securities rated investment grade by a nationally recognized statistical rating organization will be purchased. In general, there are nine separate credit ratings ranging from the highest to the lowest quality standards for debt obligations. Obligations rated within the four highest ratings are considered "investment grade." Not more than 5% of the Fund's net assets may be invested in such securities having the lowest of the four investment grade ratings. Obligations rated in the fourth such credit rating are considered by the rating agencies to be of medium quality and thus may present investment risks not present in more highly rated obligations. Such bonds lack outstanding investment characteristics and may in fact have speculative characteristics as well; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. See Appendix A below for a description of these organizations and an explanation of their ratings.

         A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the dividends received from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords the opportunity through its conversion feature to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

         In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Warrants

         The Fund may also invest up to 5% of its net assets, as determined at time of purchase, in warrants of Rocky Mountain Companies. Warrants entitle the holder to purchase a fixed number of shares of the common stock of the issuer at a fixed price during certain specified times. The value of the warrants from time to time depends upon the market evaluation of the likelihood that exercise of the warrants would be economically advantageous before they expire. The market price of warrants tends to be more volatile than that of the underlying common stock.

Lending of Portfolio Securities

         In order to generate additional income, the Fund may lend portfolio securities, up to 25% of the net assets, to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will enter into loan arrangements only with broker-dealers, banks, or other institutions which the Manager has determined are creditworthy under guidelines established by the Fund's Board of Trustees and will receive collateral in the form of cash or short-term U.S. Government securities equal at least to 100% of the value of the securities loaned. The value of the collateral and the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on the securities and the Fund may invest the cash collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. However, the amounts received by the Fund may be reduced by any finders' fees paid to broker-dealers and any other related expenses.

Borrowings by the Fund

         The Fund can borrow money for temporary or emergency purposes from a bank. The Fund will not borrow amounts in excess of 10% of net assets and will not purchase securities if borrowings are equal to or greater than 5% of net assets. The Fund intends primarily to exercise such borrowing authority to meet any abnormal level of shareholder redemptions and under circumstances where redemptions exceed available cash.

Repurchase Agreements

         The Fund may purchase securities subject to repurchase agreements, provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by at least one nationally recognized statistical rating organization. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Manager will regularly review the financial strength of all parties to repurchase agreements with the Fund.

         Under a repurchase agreement, at the time the Fund purchases a security, the Fund also resells it to the seller and must deliver the security (or securities substituted for it) to the seller on an agreed-upon date in the future. (The securities so resold or substituted are referred to herein as the "Resold Securities.") The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase.

         Repurchase agreements can be considered as loans "collateralized" by the Resold Securities, such agreements being defined as "loans" in the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the resale price provided in the agreement, including the accrued interest earned thereon, plus additional market value as is considered necessary to provide a margin of safety. During the term of the repurchase agreement, the Fund or its custodian either has actual physical possession of the Resold Securities or, in the case of a security registered in book entry system, the book entry is maintained in the name of the Fund or its custodian.

         The Fund retains an unqualified right to possess and sell the Resold Securities in the event of a default by the other party. However, in the event of bankruptcy or other default by the other party, there may be delays and expenses in liquidating the Resold Securities, decline in their value and loss of interest.

Shares of Investment Companies

         The Fund may purchase shares of money-market portfolios of investment companies other than those of the Aquilasm Group of Funds. The Fund will not purchase shares of an investment company which imposes a sales or redemption charge of any sort; however, an investment company in which the Fund invests may have a distribution plan under which it may pay for distribution expenses or services. Such investments will ordinarily be made to provide additional liquidity and at the same time to earn higher yields than are usually associated with the overnight or short-term obligations in which the Fund might otherwise invest for this purpose. While higher yields than those of alternative investments may be obtainable, these yields will reflect management fees and operating and distribution expenses of the investment companies and will result in duplication of management fees with respect to assets of the Fund so invested. The Fund may not invest in the shares of investment companies if immediately thereafter it has invested more than 10% of the value of its total assets in such companies or more than 5% of the value of its total assets in any one such company; it may not invest in such a company if immediately thereafter it owns more than 3% of the total outstanding voting stock of such a company.

Options Transactions

         The Fund may purchase put and purchase and write (i.e., sell) call options for hedging purposes or in order to generate additional income or for taking a position in a security deemed attractive by the Manager. The Fund will purchase or write options only on equity securities that are traded on national securities exchanges or that are listed on NASDAQ. The Fund may purchase put and write call options only on equity securities which are held in the Fund's investment portfolio or to close out positions. Additionally, the Fund may purchase calls on securities which are not in the Fund's portfolio or to close out positions.

         The Fund will not (a) write call options if immediately after any such transaction, the aggregate value of the securities underlying the calls would exceed 20% of the Fund's net assets, or (b) purchase put or call options if, immediately after such purchases, the premiums paid for all such options owned at the time would exceed 5% of the Fund's net assets. The Fund will not write put options except to close out positions.

         While the Fund may engage in puts and calls to a limited extent, there are certain risks associated with this activity that are different than investing in the underlying securities directly. Option transactions involve risks and transaction costs which the Fund would not incur if it did not engage in option transactions. If the Manager's predictions of movements in the direction of the securities markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options include dependence upon the Manager's ability to predict correctly movements in the direction of securities prices and the possible absence of a liquid secondary market for any particular instrument at any time.

Writing Covered Call Options

         The Fund may write (sell) "covered" call options and purchase options to close out options previously written by the Fund to generate additional income from option premiums. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security underlying the option. Covered call options will generally be written on securities which, in the opinion of the Manager, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

         A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time prior to a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing the option which he previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation
(OCC) and of the Exchanges. The Fund will write only covered call options. This means that the Fund will only write a call option on a security which the Fund already owns. The Fund will not write call options on when-issued securities.

         Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not
do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration date of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or a loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account. The Fund does not consider a security covered by a call to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. In determining whether a particular call option should be written on a particular security, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

         If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he or she has been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option (whether an exchange-traded option or a NASDAQ option) is required to pledge for the benefit of the broker the underlying security or other assets in accordance with rules of the OCC, which is an institution created to interpose itself between buyers and sellers of options. Technically, the OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

         Call options written by the Fund will normally have expiration dates of less than nine months from the date written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases additional brokerage commissions will be incurred.

         The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Federal Income Tax Treatment of Covered Call Options.

         Expiration of an option or entry into a closing purchase transaction will result in a capital gain. If the option is "in-the-money" (i.e., the option strike price is less than the market value of the security covering the option) at the time it was written, any gain or loss realized as a result of the closing purchase transaction will be long-term capital gain or loss, if the security covering the option was held for more than 12 months prior to the writing of the option. The holding period of the securities covering an "in-the-money" option will not include the period of time the option is outstanding. If the option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option, and in determining such gain or loss the premium will be included in the proceeds of the sale.

         If the Fund writes options other than "qualified covered call options," as defined in the Internal Revenue Code, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold. In addition, any options written against securities other than stocks will be considered to have been closed out at the end of the Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses would be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss.

Purchasing Put Options

         The Fund may purchase put options on an underlying security owned by the Fund. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities. The example of such use of put options is provided below. The Fund will not purchase options for leverage purposes.

         The Fund may purchase a put option on an underlying security (a "protective put") owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of its security. Such hedge protection is provided only during the life of the put option when the Fund as the holder of the put option is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Manager deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

         The Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by the Fund when purchasing a put option will be recorded as an asset of the Fund. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price. The option will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

Writing Put Options

         The Fund will not write put options except to close out transactions as described above.

Purchasing Call Options

         The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities. Examples of such uses of call options are provided below. The Fund will not purchase options for leverage purposes.

         Call options may be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to fix its cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of stock that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

          The Fund will commit no more than 5% of its assets to premiums when purchasing call options. The Fund may also purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

Risks Associated with Options Transactions

         Option transactions involve risks and transaction costs which the Fund would not incur if it did not engage in option transactions. If the Manager's predictions of movements in the direction of the securities markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options include (i) dependence upon the Manager's ability to predict correctly movements in the direction of securities prices; (ii) imperfect correlation between the price of options and the movements in the prices of securities being hedged; (iii) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the possible absence of a liquid secondary market for any particular instrument at any time;
(v) the possible need to defer closing out certain hedged positions to avoid adverse consequences and (vi) the possible inability of the Fund to purchase or sell portfolio securities at a time when it would otherwise be favorable to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, because of the requirement for the Fund to maintain "cover" or to segregate securities in connection with a hedging transaction.

Portfolio Turnover

         A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average value of such securities during the year, excluding certain short term securities. Since the turnover rate of the Fund will be affected by a number of factors, the Fund is unable to predict what rate the Fund will have in any particular period or periods, although such rate is not expected to exceed 60%. The factors which may affect the rate include (i) the possible necessary sales of portfolio securities to meet redemptions; and
(ii) the possibility of purchasing or selling portfolio securities without regard to the length of time they have been held to attempt to take advantage of market opportunities and to avoid market declines. Short-term trading increases portfolio turnover and transaction costs.

                                  Fund Policies
Investment Restrictions

         The Fund has a number of policies concerning what it can and cannot do. Those that are called fundamental policies cannot be changed unless the holders of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares vote to change them. Under the 1940 Act, the vote of the holders of a "majority" of the Fund's outstanding shares means the vote of the holders of the lesser of
(a) 67% or more of the Fund's shares present at a meeting or represented by proxy if the holders of more than 50% of its shares are so present or represented; or (b) more than 50% of the Fund's outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below:

1. The Fund invests only in certain limited securities.

         The Fund cannot buy any securities other than those discussed under "Investment of the Fund's Assets" in the Prospectus and in "Investment Strategies and Risks" in the SAI; therefore the Fund cannot buy any commodities or commodity contracts, any mineral related programs or leases or combinations thereof.

         The Fund cannot purchase or hold the securities of any issuer if, to its knowledge, Trustees, Directors or officers of the Fund or its Manager who individually own beneficially more than 0.5% of the securities of that issuer together own in the aggregate more than 5% of such securities.

         The Fund cannot buy real estate or any non-liquid interests in real estate investment trusts; however, it can buy any securities which it can otherwise buy even though the issuer invests in real estate or has interests in real estate.

2. The Fund does not buy for control.

         The Fund cannot invest for the purpose of exercising control or management of other companies.

3. The Fund does not sell securities it does not own or borrow from brokers to buy securities.

         Thus, it cannot sell short or buy on margin; however, the Fund can make margin deposits in connection with the purchase or sale of options and can pay premiums on these options.

4. The Fund is not an underwriter.

         The Fund cannot engage in the underwriting of securities, that is, the selling of securities for others. Also, it cannot invest in restricted securities. Restricted securities are securities which cannot freely be sold for legal reasons.


5. The Fund has industry investment requirements.

         The Fund cannot buy securities in any one industry if more than 25% of its total assets would then be invested in securities of that industry.

6. The Fund can make loans only by lending securities or entering into repurchase agreements.

         The Fund can lend its portfolio securities (see "Lending of Portfolio Securities") and can enter into repurchase agreements (see "Repurchase Agreements") but cannot otherwise make loans. The Fund can buy debt securities as described above (see "Investment of the Fund's Assets"); this is investing, not making a loan.

7. The Fund can borrow only in limited amounts for special  purposes.

         The Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Fund's income. Except in connection with borrowings, the Fund will not issue senior securities. The Fund will not purchase any security while it has any outstanding borrowings which exceed 5% of the value of its total assets.

                             Management of the Fund

The Board of Trustees

         The business and affairs of the Fund are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Fund's operations, including approval of the advisory and sub-advisory agreements and their annual renewal, the contracts with all other service providers and payments under the Fund's Distribution Plan and Shareholder Services Plan.

Trustees and Officers

         The Trustees and officers of the Fund, their ages, their affiliations, if any, with the Manager or the Distributor and their principal occupations during at least the past five years are set forth below. Mr. Herrmann is an interested person of the Fund as that term is defined in the Investment Company Act of 1940 (the "1940 Act") as an officer of the Fund and a director, officer and shareholder of the Manager and the Distributor. Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as an officer, director and shareholder of the Manager and as a shareholder and director of the Distributor. Each is also an interested person as a member of the immediate family of the other. They are so designated by an asterisk.

         In the following material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Capital Cash Management Trust and Capital Cash U.S. Government Securities Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; and Aquila Cascadia Equity Fund and Aquila Rocky Mountain Equity Fund (this Fund) are called the "Aquila Equity Funds."



Name, Position                               Business Experience
with the Fund,
Address, Age

Lacy B. Herrmann*             Founder and Chairman of the Board of Aquila
Chairman of the               Management Corporation, the sponsoring
Board of Trustees             organization and Manager or Administrator
380 Madison Avenue            and/or Adviser or Sub-Adviser to the
New York, NY                  Aquila Money-Market Funds, the Aquila Bond
10017                         Funds and the Aquila Equity Funds,
Age: 71                       and Founder, Chairman of the Board of Trustees
                              and (currently or until 1998)
                              President of each since its
                              establishment, beginning in 1984;
                              Director of Aquila Distributors,
                              Inc., distributor of the above
                              funds, since 1981 and formerly Vice
                              President or Secretary, 1981-1998;
                              President and a Director of STCM
                              Management Company, Inc., sponsor
                              and sub-adviser to Capital Cash
                              Management Trust and Capital Cash
                              U.S. Government Securities Trust;
                              Founder and Chairman of several
                              other money- market funds; Director
                              or Trustee of OCC Cash Reserves,
                              Inc. and Quest For Value
                              Accumulation Trust, and Director or
                              Trustee of Oppenheimer Quest Value
                              Fund, Inc., Oppenheimer Quest
                              Global Value Fund, Inc. and
                              Oppenheimer Rochester Group of
                              Funds, each of which is an open-end
                              investment company; Trustee of
                              Brown University, 1990-1996 and
                              currently Trustee Emeritus;
                              actively involved for many years in
                              leadership roles with university,
                              school and charitable
                              organizations.


Tucker Hart Adams              President of The Adams Group, Inc.,
Trustee                        an economic consulting firm, since
4822 Alteza Drive              1989; Trustee of Tax-Free Fund
Colorado Springs,              of Colorado since 1989 and of Aquila
CO 80917                       Rocky Mountain Equity Fund since 1993;
Age: 63                        Vice President of United Banks of
                               Colorado, 1985-1988; Chief
                               Economist of United Banks of
                               Colorado, 1981-1988; director of
                               the Montana Power Company, of the
                               Colorado Health Facilities
                               Authority, of Avista Laboratories,
                               Inc., (a developer of cell
                               technology for a subsidiary of
                               Avista Corp.) and of the University
                               of Colorado Foundation; formerly
                               director of University Hospital;
                               currently or formerly an officer or
                               director of numerous professional
                               and community organizations.

Arthur K. Carlson              Retired; Advisory Director of the Renaissance
Trustee                        Companies(design and construction companies
8702 North Via La Serena       of commercial, industrial and upscale
Paradise Valley,               residential properties) since 1996; Senior
AZ 85253                       Vice President and Manager of the Trust
Age: 79                        Division of The Valley National Bank of
                               Arizona, 1977-1987; Trustee of
                               Hawaiian Tax-Free Trust, Tax-Free
                               Trust of Arizona and Pacific
                               Capital Cash Assets Trust since
                               1987, of Pacific Capital Tax-Free
                               Cash Assets Trust and Pacific
                               Capital U.S. Government Securities
                               Cash Assets Trust since 1988, of
                               Aquila Rocky Mountain Equity Fund
                               since 1993 and of Tax-Free Fund of
                               Colorado, 1987-2000; previously
                               Vice President of Investment
                               Research at Citibank, New York
                               City, and prior to that Vice
                               President and Director of
                               Investment Research of Irving Trust
                               Company, New York City; past
                               President of The New York Society
                               of Security Analysts and currently
                               a member of the Phoenix Society of
                               Financial Analysts; formerly
                               Director of the Financial Analysts
                               Federation; past Chairman of the
                               Board and past Director of Mercy
                               Healthcare of Arizona, Phoenix,
                               Arizona; Director of Northern
                               Arizona University Foundation since
                               1990, present or formerly an
                               officer and/or director of various
                               other community and professional
                               organizations.

Diana P. Herrmann*            President and Chief Operating Officer of
Trustee and Vice President    the Manager since 1997, a
380 Madison                   Director since 1984, Secretary since 1986
Avenue                        and previously its Executive Vice
New York,                     President, Senior Vice President
NY 10017                      or Vice President, 1986-1997;
Age: 43                       President of various Aquila Bond and
                              Money-Market Funds since 1998;
                              Assistant Vice President, Vice
                              President, Senior Vice President or
                              Executive Vice President of Aquila
                              Money-Market, Bond and Equity Funds
                              since 1986; Trustee of a number of
                              Aquila Money-Market, Bond and
                              Equity Funds since 1995; Trustee of
                              Reserve Money-Market Funds,
                              1999-2000 and of Reserve Private
                              Equity Series, 1998-2000; Assistant
                              Vice President and formerly Loan
                              Officer of European American Bank,
                              1981-1986; daughter of the Fund's
                              Chairman; Trustee of the Leopold
                              Schepp Foundation (academic
                              scholarships) since 1995; actively
                              involved in mutual fund and trade
                              associations and in college and
                              other volunteer organizations.

R. Thayne Robson              Director of the Bureau of Economic
Trustee                       and Business Research, Professor
3548 Westwood Drive           of Management, and Research Professor
Salt Lake City, UT            of Economics at the University
84109                         of Utah since 1978; Trustee of Tax-Free
Age: 71                       Fund For Utah since 1992 and of
                              Aquila Rocky Mountain Equity Fund
                              since 1993; Director of the
                              Alliance of Universities for
                              Democracy since 1990; Trustee of
                              the Salt Lake Convention and
                              Visitors Bureau since 1984; Member
                              of Utah Governor's Economic
                              Coordinating Committee since 1982;
                              Member of the Association for
                              University Business and Economic
                              Research since 1985; Director of
                              ARUP (a medical test laboratory)
                              since 1988; Director of Western
                              Mortgage since 1989; Director of
                              the Utah Economic Development
                              Corporation since 1985; Director of
                              the Salt Lake Downtown Alliance
                              since 1991; Trustee of Crossroads
                              Research Institute since 1986.

Cornelius T. Ryan             Founder and General Partner of Oxford Trustee
c/o Oxford Partners           Ventures Partners, a group of investment
315 Post Road West            venture capital partnerships, since
Westport, CT 06680            1981 and Founder and General Partner of
Age: 69                       Oxford Bioscience Partners, a group of venture
                              capital partnerships focused on Life Sciences, Genomics, Healthcare Information Technology and medical devices, since 1991; Trustee of Capital Cash Management Trust since
                              1976, of Prime Cash Fund (which is
                              inactive), 1983-1996 and of Aquila
                              Rocky Mountain Equity Fund since
                              1996; President of AMR
                              International, Inc., a management
                              training and publishing company,
                              1978-1980; President of GTE New
                              Ventures Corporation, 1974-1978;
                              Vice President, Corporate
                              Development and strategic
                              development of GTE Corporation,
                              1974-1978; President and a founder
                              of Randolph Computer Corporation,
                              1965-1974; Director of Neuberger &
                              Berman Equity Funds, since 1988.

James M. McCullough           Senior Vice President of Aquila
Senior Vice                   Cascadia Equity Fund, Aquila Rocky
President                     Mountain Equity Fund, Tax-Free Fund
2019 Lloyd Center             of Colorado and Tax-Free Trust of Oregon since
Portland, OR 97232            1999 and of Aquila Distributors since 2000;
Age: 55                       Vice President, Churchill Tax-Free Fund of
                              Kentucky since 2000; Director of Fixed Income
                              Institutional Sales,
                              CIBC Oppenheimer & Co. Inc., Seattle, WA,
                              1995-1999; Sales Manager,
                              Oregon Municipal Bonds, Kidder, Peabody,
                              Inc., (acquired in 1995 by
                              Paine, Webber) Portland, OR, 1994-1995.

Jerry G. McGrew               President of Aquila Distributors,
Senior Vice President         Inc. since 1998, Registered Principal
380 Madison Avenue            since 1993, Senior Vice President, 1997-1998
New York, NY 10017            and Vice President, 1993-1997; Senior Vice
Age: 56                       President of Aquila Rocky Mountain Equity
                              Fund since 1996; Senior Vice
                              President of Churchill Tax-Free
                              Fund of Kentucky since 1994, and of
                              Tax-Free Fund of Colorado and
                              Tax-Free Fund For Utah since 1997;
                              Vice President of Churchill Cash
                              Reserves Trust 1995 to 2001;
                              Registered Representative of J.J.B.
                              Hilliard, W.L. Lyons Inc.,
                              1983-1987; Account Manager with IBM
                              Corporation, 1967-1981;
                              Gubernatorial appointee, Kentucky
                              Financial Institutions Board,
                              1993-1997; Chairman, Total Quality
                              Management for Small Business,
                              1990-1994; President of
                              Elizabethtown/Hardin County,
                              Kentucky, Chamber of Commerce,
                              1989-1991; President of
                              Elizabethtown Country Club,
                              1983-1985; Director-at Large,
                              Houston Alliance for the Mentally
                              Ill (AMI), since 1998.

Barbara S. Walchli            Senior Vice President of Aquila
Senior Vice                   Management since 1999, Fund
President                     Co-manager One Group Large Company
802 W. El Caminito Dr.        Growth Fund, One Group Income Equity
Phoenix, AZ 85021             Fund, Banc One Investment Advisors 1996-1997;
Age: 48                       Director of Research, Senior Vice President,
                              First Interstate Capital Management,
                              1995-1996; Senior Analyst, Banc One
                              Investment Advisors, 1993-1994;
                              Director of Research Valley National
                              Bank, 1985-1993; Research Analyst,
                              Valley National Bank, 1979-1984;
                              Investment Committee, Arizona
                              Community Foundation, 1986- current,
                              Past-President Phoenix Society of
                              Financial Analysts; Member,
                              Institute of Chartered Financial
                              Analysts, Association for Investment
                              Management and Research and the
                              Phoenix Society of Financial
                              Analysts.

Kimball L. Young              Co-Founder of Lewis Young Robertson &
Senior Vice                   Burningham, Inc., a NASD licensed
President                     broker/dealer providing public
2049 Herbert                  finance services to Utah local
Avenue                        governments, 1995-present; Senior Vice
Salt Lake City,               President of Tax-Free Trust of Arizona,
UT 84108                      Tax-Free Fund For Utah, Aquila
Age: 54                       Cascadia Equity Fund and Aquila Rocky Mountain
                              Equity Fund. Formerly Senior Vice President-
                              Public Finance, Kemper Securities Inc., Salt
                              Lake City, Utah.

Susan R. Linkous              Vice President of Aquila Rocky Mountain
Vice President                Equity Fund since 2001; Principal of
16803 E. Palisades Blvd.      Vantage Financial Services (retirement
Fountain Hills, AZ            planning), Linkous-Meyer Agency (insurance-
85268                         estate planning) and Linkous Consulting
Age: 32                      (local business planning) since 2001;
                              Senior Investment Advisor with Banc
                              One Securities Corp., Phoenix, AZ,
                              1998-2001; Principal of The Linkous
                              Group, an independent insurance and
                              investment consulting firm,
                              1993-1998.

Christine L. Neimeth          Vice President of Aquila Rocky Mountain
Vice President                Equity Fund since 1999 and of Aquila Cascadia
2019 Lloyd Center             Equity Fund and Tax-Free Trust of
Portland, OR 97232            Oregon since 1998; Management Information
Age: 37                       Systems consultant, Hillcrest Ski and
                              Sport, 1997; Institutional Municipal Bond
                              Salesperson, Pacific Crest
                              Securities, 1996; Institutional
                              Bond Broker, Hilliard Farber and
                              Company 1991-1995; Bond Trader,
                              Bear Stearns and Company, 1989-91.
                              Active in college alumni and
                              volunteer organizations.

Alan R. Stockman              Vice President of Tax-Free Trust of
Vice President                Arizona and of Aquila Rocky
6560 N Scottsdale             Mountain Equity Fund since 1999; Bank
Road, Scottsdale              One, Commercial Client Services
AZ 85253                      representative, 1997-1999; Trader and
Age: 46                       Financial Consultant, National Bank of
                              Arizona (Zions Investment Securities Inc.),
                              Phoenix, Arizona 1996-1997; Vice President and Investment Department Manager, National
                              Bank of Alaska, Anchorage, Alaska 1984-1995.

Emily C. Van Voorhis          Vice President of Tax-Free Fund of
Vice President                Colorado and of Aquila Rocky Mountain
8 Inverness Drive East        Equity Fund since 2000; Pension Consultant
Suite 130                     of Metlife , Inc., March-June 2000;
Englewood, CO 80112           Retirement Plans training specialist of
Age: 32                       Oppenheimer Funds, Inc., 1998-2000;
                              corporate training consultant and benefits services administrator of Merrill, Lynch &
                              Co.,1994-1998.

Jori Everitt                  Assistant Vice President of Tax-Free Fund of
Assistant Vice                Colorado and Aquila Rocky Mountain Equity Fund
8 Inverness Drive East         since 2001; Financial Advisor of Morgan Stanley
Suite 130                     Dean Witter, 1998-2000; Associate Financial
Englewood, CO 80112           Consultant of Merrill Lynch, Pierce, Fenner
Age: 28                       & Smith, 1995-1998.


Rose F. Marotta               Chief Financial Officer of the Aquila
Chief Financial Officer       Money-Market, Bond and Equity Funds
380 Madison Avenue            since 1991 and Treasurer, 1981-1991;
New York, NY                  formerly Treasurer of the predecessor of
10017                         Capital Cash Management Trust; Treasurer
Age: 76                       and Director of STCM Management Company,
                              Inc., since 1974; Chief Financial Officer of the Manager since 1984 and of the Distributor, 1985-2000.


Joseph P. DiMaggio            Treasurer of the Aquila Money-Market,
Treasurer                     Bond and Equity Funds since 2001; Treasurer
380 Madison Avenue            of Aquila Distributors, Inc. since 2000;
New York, NY 10017            Controller of Van Eck Global Funds, 1993-2000;
Age: 44                       Mutual Fund Accounting Manager of Alliance
                              Capital Management L.P., 1985-1993.


Lori A Vindigni              Assistant Vice President of Aquila Management
Assistant Treasurer          Corporation since 1998, formerly Fund Accountant
380 Madison Avenue           for the Aquila Group of Investment Companies
New York, NY                 since 1995; Staff Officer and Fund Accountant of
10017                        Citibank Global Asset Management Group of
Age: 34                      nvestment Companies, 1994-1995; Fund Accounting
                             Supervisor of Dean Witter Group of Investment
                             Companies, 1990-1994.

Edward M. W. Hines           Partner of Hollyer Brady Smith & Hines
Secretary                    LLP, attorneys, since 1989 and counsel,
551 Fifth Avenue             1987-1989; Secretary of the Aquila Money-Market,
New York, NY                 Bond and Equity Funds since 1982; Secretary
10176                        of Trinity Liquid Assets Trust, 1982-1985 and
Age: 61                      Trustee of that Trust, 1985-1986; Secretary of
                             Oxford Cash Management Fund, 1982-1988.

Robert W. Anderson           Compliance Officer of Aquila Management
Assistant Secretary          Corporation since 1998 and Assistant
380 Madison Avenue           Secretary of the Aquila Money-Market,
New York, NY 10017           Bond and Equity Funds since 2000;
Age: 60                      Consultant, The Wadsworth Group, 1995-1998;
                             Executive Vice President of
                             Sheffield Management Company
                             (investment adviser and distributor
                             of a mutual fund group), 1986-1995.

John M. Herndon              Assistant Secretary of the Aquila Money-
Assistant Secretary          Market, Bond and Equity Funds since 1995
380 Madison Avenue           and Vice President of the Aquila Money-
New York, NY                 Market Funds since 1990; Vice President of
10017                        the Manager since 1990; Investment
Age: 61                      Services Consultant and Bank Services Executive
                             of Wright Investors' Service, a
                             registered investment adviser,
                             1983-1989; Member of the American
                             Finance Association, the Western
                             Finance Association and the Society
                             of Quantitative Analysts.


Trustee Compensation

         The Fund does not currently pay fees to any of the Fund's officers or to Trustees affiliated with the Manager. For its fiscal year ended December 31, 2000, the Fund paid a total of $17,975 in compensation and reimbursement of expenses to the Trustees. No other compensation or remuneration of any type, direct or contingent, was paid by the Fund to its Trustees.

         The Fund is one of the 14 funds in the Aquilasm Group of Funds, which consist of tax-free municipal bond funds, money-market funds and equity funds. The following table lists the compensation of all Trustees who received compensation from the Fund and the compensation they received during the Fund's fiscal year from other funds in the Aquilasm Group of Funds. None of such Trustees has any pension or retirement benefits from the Fund or any of the other funds in the Aquila group.

                                      Total
                                   compensation              Number of
                   Aggregate       from all                  boards on
                   compensation    funds in the              which the
 Name and  Title   from the        Aquilasm Group            Trustee
                   Fund            of Funds                  now serves

Tucker H.
Adams,            $2,500            $12,200                    2
Trustee

Arthur K.
Carlson,           2,600             61,900                    7
Trustee

R. Thayne
Robson,            3,100             6,950                     2
Trustee

Cornelius
Ryan,              2,600             7,000                      3
Trustee

         Class A Shares may be purchased without a sales charge by certain of the Fund's Trustees and officers. (See "Reduced Sales Charges for Class A Shares," below.)


                             Ownership of Securities

         On April 5, 2001, the following institutional holders held 5% or more of the Fund's outstanding shares. On the basis of information received from the holders, the Fund's management believes that all of the shares indicated are held for the benefit of clients.


Name and address          Number of shares                  Percent of class
of the
institutional
holder
                          Institutional 5% shareholders


Merril Lynch Pierce
Fenner & Smith,
Jacksonville, FL           19,529
                           Class A Shares                     18.85%

Trustlynx & Co
P.O.Box 173736
Denver, CO                  6,494
                           Class A Shares                     6.27%



Paine Webber
2999 South 2850 West
West Haven, UT             3,788                             30.51%
                            Class C Shares

Fiserv Securities Inc
One Commercial Sq.
2005 Market Street
Philadelphia, PA           2,556                             20.58%
(in two accounts)          Class C Shares



KPM Investment
Management, Inc.
10250 Regency Circle       45,895                             5.31%
Omaha, NE                  Class Y Shares



Additional 5% shareholders

James Walchli
Wellsville, NY              5,514                              5.32%
                            Class A Shares


Dan Rauscher Inc.           2,092                             16.85%
                            Class C Shares
(in three custodial accounts)

D.A. Davidson Co
P.O. Box 5015
Great Falls, MT               888                              7.15%
                            Class C Shares

Kenneth W. Jennings, Jr.
Alpine, UT                  1,209                              9.75%
(held by a nominee)         Class C Shares

The Fund's management is not aware of any other person beneficially owning more than 5% of any class of its outstanding shares as of such date.


Management Ownership

         As of the date of this SAI, all of the Trustees and officers of the Fund as a group owned less than 1% of its outstanding shares.

                     Investment Advisory and Other Services

Information about the Manager and the Distributor

     The Manager is founder and Manager and/or administrator to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of March 31, 2001, these funds had aggregate assets of approximately $3.0 billion. The Manager, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

     Mr. Herrmann and Ms. Herrmann are affiliated with the Fund as officers and Trustees. Mr. Herrmann controls the Manager, as described above, and Ms. Herrmann is an officer and a director of the Manager.

     Prior to July 28, 1999, KPM Investment Management, Inc. ("KPM") acted as investment adviser to the Fund, supervising the investment program of the Fund and the composition of its portfolio pursuant to an Investment Advisory Agreement (the "KPM Advisory Agreement") between KPM and the Fund. On July 28, 1999, the KPM Advisory Agreement was terminated by the parties and the Manager assumed the duties of investment adviser pursuant to a Sub-Advisory and Administration Agreement already in effect between the Manager and the Fund.

The Sub-Advisory and Administration Agreement

     Under the Sub-Advisory and Administration Agreement (the "Agreement") the founder of the Fund, Aquila Management Corporation, serves the Fund as its Manager i.e., its investment adviser and administrator.

     Under the Agreement, at its own expense, the Manager provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Fund and pays all compensation of the Fund's Trustees, officers and employees who are affiliated persons of the Manager.

     Subject to the control of the Fund's Board of Trustees, the Manager provides all administrative services to the Fund; as part of such duties, the Manager (i) provides office space, personnel, facilities and equipment for the performance of its investment advisory duties and the following functions and for the maintenance of the Fund's headquarters; (ii) oversees all relationships between the Fund and its transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation, subject to the approval of the Fund's Board of Trustees, of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation and for the sale, servicing, or redemption of the Fund's shares; (iii) (except with respect to the pricing of the Fund's portfolio, which is specifically discussed below) either keeps the accounting records of the Fund, including the computation of net asset value per share and the dividends or, at its expense and responsibility, delegates such duties in whole or in part to a company satisfactory to the Fund; (iv) maintains the Fund's books and records and prepares (or assists counsel and auditors in the preparation of) all required proxy statements, reports to shareholders and Trustees, reports to and other filings with the Securities and Exchange Commission and any other governmental agencies, and tax returns, and oversees the Fund's insurance relationships; (v) prepares, on the Fund's behalf and at its expense, such applications and reports as may be necessary to register or maintain the Fund's registration or that of its shares under the securities or "Blue-Sky" laws of all such jurisdictions as may be required from time to time; and (vi) responds to any inquiries or other communications from shareholders and broker-dealers, or if any such inquiry or communication is more properly to be responded to by the Fund's shareholder servicing and transfer agent or distributor, oversees such shareholder servicing and transfer agent's or distributor's response thereto. Since the Fund pays its own legal and audit expenses, to the extent that the Fund's counsel and accountants prepare or assist in the preparation of prospectuses, proxy statements and reports to shareholders, the costs of such preparation or assistance are paid by the Fund.

     The Agreement contains provisions governing the former arrangement in which the principal investment advisory function was performed by a third party under a separate Investment Advisory Agreement; because the Manager rather than a third party now performs the investment advisory function, those provisions are currently inapplicable. Other provisions in the Agreement govern the assumption by the Manager of the investment management function in the event of termination of the separate Investment Advisory Agreement, which provisions, including a requirement of full review and approval by the Trustees (including the non-interested Trustees of the Fund), were satisfied upon termination of the KPM Advisory Agreement in July 1999, and setting forth the terms and conditions, described below, of the Manager's ongoing performance as investment adviser.

     Under the Agreement the Manager, having assumed the investment advisory duties, shall (i) supervise continuously the investment program of the Fund and the composition of its portfolio; (ii) determine what securities shall be purchased or sold by the Fund; (iii) arrange for the purchase and the sale of securities held in the portfolio of the Fund; and (iv) at its expense provide for pricing of the Fund's portfolio daily using a pricing service or other source of pricing information satisfactory to the Fund and, unless otherwise directed by the Board of Trustees, provide for pricing of the Fund's portfolio at least quarterly using another such source satisfactory to the Fund.

     The Fund agrees, in the event that the Manager assumes the duties of managerial investment adviser to the Fund, to pay the Manager, and the Manager agrees to accept as full compensation for all services rendered under the Agreement, a fee payable monthly and computed on the net asset value of the Fund at the end of each business day at the annual rate of 1.50% of such net asset value on net assets of the Fund up to $15,000,000, 1.20% on net assets of the Fund above $15,000,000 to $50,000,000 and 0.90 of 1% of the Fund's net assets above $50,000,000.

     The Agreement may be terminated at any time without penalty by the Manager upon sixty days' written notice to the Fund; it may be terminated by the Fund at any time without penalty upon giving the Manager sixty days' written notice, provided that such termination by the Fund shall be directed or approved by a vote of a majority of the Trustees in office at the time, including a majority of the Trustees who are not interested persons of the Fund. The Agreement will otherwise continue indefinitely. In either case the notice provision may be waived.

     The Agreement provides that the Manager shall not be liable for any error in judgment or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence of the Manager in the performance of its duties, or from reckless disregard by it of its obligations and duties under the Agreement. The Fund agrees to indemnify the Manager to the full extent permitted by the Declaration of Trust.

Advisory and Sub-Advisory/Administration Fees

     Under the Sub-Advisory and Administration Agreement, the Fund accrued fees to the Manager (as Sub-Adviser and Administrator) that were payable monthly and computed on the net asset value of the Fund at the end of each business day at different levels, depending on the net assets of the Fund. The aggregate annual rates of those fees were as follows:




Aggregate Annual Rates


Fund Net Assets                             Total Fees

Up to $15 million                           1.50%

$15 million up to
   $50 million                              1.20%

Above $50 million                           0.90%


     In authorizing such fees, the Board of Trustees considered a number of factors, including the difficulties of managing a portfolio oriented primarily to the Rocky Mountain Region, and the expertise with respect to that area possessed by both KPM and the Manager.

     The Manager may waive all or part of its fees during the early development phase of the Fund.

     The Manager has agreed that its fees shall be reduced, but not below zero, by an amount equal to the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest, and brokerage fees, exceed the most restrictive expense limitation imposed upon the Fund in the states in which shares are then eligible for sale. This provision, if and when in effect, is implemented monthly so that at no time is there any unpaid liability under the provision, subject to readjustment during the year. At the present time none of the states in which the Fund's shares will be sold imposes any expense limitation.

     During the fiscal years ended December 31, 2000, 1999 and 1998 the Fund accrued fees to the Manager and until July 28, 1999 to its former adviser under an agreement in effect until July, 28, 1999 as follows, all of which were waived:




Year              former adviser    Manager          Other transactions

2000                                $44,301          In addition, the Manager
                                                     agreed to reimburse the
                                                     Fund for expenses in the
                                                     Amount of $75,989, of which
                                                     $74,788 was paid during
                                                     the fiscal year and
                                                     $1,201 in January, 2001.

1999              $18,655           $21,320          In addition, the
                                                     Manager reimbursed the Fund
                                                     for unamortized deferred
                                                     organization expenses
                                                     of $1,506 and voluntarily
                                                     agreed to reimburse
                                                     the Fund for other expenses
                                                     in the amount of $75,517.

1998              $24,024           $27,455          In addition, the Manager
                                                     agreed to reimburse the
                                                     Fund for other expenses
                                                     in the amount of
                                                     $58,939, of which
                                                     $54,178 was paid during
                                                     the fiscal year and
                                                     $4,761 was paid in
                                                     January, 1999.


     Aquila Distributors, Inc. 380 Madison Avenue, Suite 2300, New York, NY 10017 is the Fund's Distributor. The Distributor currently handles the distribution of the shares of fourteen funds (five money-market funds, seven tax-free municipal bond funds and two equity funds), including the Fund. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

     The shares of the Distributor are owned 24% by Diana P. Herrmann, 72% by Mr. Herrmann and other members of his immediate family, and the balance by current employees of Aquila Management Corporation.


Underwriting Commissions

         During the fiscal years ended December 31, 2000, 1999 and 1998, the aggregate dollar amount of sales charges on sales of Class A Shares of the Fund was 16,625, $3,498 and $10,648, respectively, and the amount retained by the Distributor was $137, $332 and $1,407, respectively.

         In connection with sales of Class A Shares, the Distributor pays a portion of the sales charge on such shares to dealers in the form of discounts and to brokers in the form of agency commissions (together, "Commissions"), in amounts that vary with the size of the sales charge as follows:

                                                   Commissions
                      Sales Charge as              as
                      Percentage of Public         Percentage of
Amount of Purchase    Offering Price               Offering Price

Less than $50,000          4.25%                     3.75%

$50,000 but less
than $100,000              4.00%                     3.50%

$100,000 but less
than $250,000              3.50%                     3.25%

$250,000 but less
than $500,000              2.50%                     2.25%

$500,000 but less
than $1,000,000            1.50%                     1.25%

Distribution Plan

         The Fund's Distribution Plan has four parts, relating respectively to distribution payments with respect to Class A Shares (Part I), to distribution payments relating to Class C Shares (Part II), to distribution payments relating to Class I Shares (Part III) and to certain defensive provisions (Part IV).

         At the date of the SAI, most of the outstanding shares of the Fund would be considered Qualified Holdings of various broker-dealers unaffiliated with the Manager or Distributor. The Distributor will consider shares which are not Qualified Holdings of such unrelated broker-dealers to be Qualified Holdings of the Distributor and will authorize Permitted Payments to the Distributor with respect to such shares whenever Permitted Payments are being made under the Plan.

Provisions Relating to Class A Shares  (Part I)

         Part I of the Plan applies only to the Front-Payment Class Shares ("Class A Shares") of the Fund (regardless of whether such class is so designated or is redesignated by some other name).

         As used in Part I of the Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to any principal underwriter of the Fund, with which the Fund or the Distributor has entered into written agreements in connection with Part I ("Class A Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Front-Payment Class Shares or servicing of shareholder accounts with respect to such shares. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Front-Payment Class Shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

         Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Class A Permitted Payments") to Qualified Recipients, which Class A Permitted Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Fund represented by the Front-Payment Class Shares. Such payments shall be made only out of the Fund's assets allocable to the Front-Payment Class Shares.

         The Distributor shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) as to the amount of Class A Permitted Payments, if any, to each Qualified Recipient provided that the total Class A Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Front-Payment Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to its shareholders; receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and providing such other related services as the Distributor or a shareholder may request from time to time; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

         While Part I is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing for their review on the following matters: (i) all Class A Permitted Payments made under the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Manager or Distributor paid or accrued during such quarter. In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the 1940 Act, of the Fund, Manager or Distributor, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

         Part I originally went into effect when it was approved (i) by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on Part I of the Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Front-Payment Class Shares class (or of any predecessor class or category of shares, whether or not designated as a class) and a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Level-Payment Class Shares and/or of any other class whose shares are convertible into Front-Payment Class Shares. Part I has continued, and will, unless terminated as therein provided, continue in effect, until the April 30 next succeeding such effectiveness, and from year to year thereafter only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part I may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund to which Part I applies. Part I may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by Part I as set forth in (ii) above, and all amendments must be approved in the manner set forth in (i) above.

         In the case of a Qualified Recipient which is a principal underwriter of the Fund, the Class A Plan Agreement shall be the agreement contemplated by
Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. In the case of Qualified Recipients which are not principal underwriters of the Fund, the Class A Plan Agreements with them shall be (i) their agreements with the Distributor with respect to payments under the Fund's Distribution Plan in effect prior to April 1, 1996 or (ii) Class A Plan Agreements entered into thereafter.

Provisions relating to Class C Shares (Part II)

         Part II of the Plan applies only to the Level-Payment Shares Class ("Class C Shares") of the Fund (regardless of whether such class is so designated or is redesignated by some other name).

         As used in Part II of the Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to any principal underwriter of the Fund, with which the Fund or the Distributor has entered into written agreements in connection with Part II ("Class C Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Level-Payment Class Shares or servicing of shareholder accounts with respect to such shares. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Level-Payment Class Shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

         Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Class C Permitted Payments") to Qualified Recipients, which Class C Permitted Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.75 of 1% of the average annual net assets of the Fund represented by the Level-Payment Class Shares. Such payments shall be made only out of the Fund's assets allocable to the Level-Payment Class Shares. The Distributor shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) the amount of Class C Permitted Payments, if any, to each Qualified Recipient provided that the total Class C Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Level-Payment Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to its shareholders; receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and providing such other related services as the Distributor or a shareholder may request from time to time; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

         While Part II is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing for their review on the following matters: (i) all Class C Permitted Payments made under the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Manager or Distributor paid or accrued during such quarter. In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the 1940 Act, of the Fund, Manager or Distributor such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

         Part II originally went into effect when it was approved (i) by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on Part II of the Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Level-Payment Class Shares. Part II has continued, and will, unless terminated as therein provided, continue in effect, until the April 30 next succeeding such effectiveness, and from year to year thereafter only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part II may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund to which Part II applies. Part II may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by Part II as set forth in (ii) above, and all amendments must be approved in the manner set forth in (i) above.

         In the case of a Qualified Recipient which is a principal underwriter of the Fund, the Class C Plan Agreement shall be the agreement contemplated by
Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. In the case of Qualified Recipients which are not principal underwriters of the Fund, the Class C Plan Agreements with them shall be (i) their agreements with the Distributor with respect to payments under the Fund's Distribution Plan in effect prior to April 1, 1996 or (ii) Class C Plan Agreements entered into thereafter.

Provisions relating to Class I Shares (Part III)

         Part III of the Plan applies only to the Financial Intermediary Class Shares ("Class I Shares") of the Fund (regardless of whether such class is so designated or is redesignated by some other name).

         As used in Part III of the Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to any principal underwriter of the Fund, with which the Fund or the Distributor has entered into written agreements in connection with Part III ("Class I Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Class I Shares or servicing of shareholder accounts with respect to such shares. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Class I Shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

         Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Class I Permitted Payments") to Qualified Recipients, which Class I Permitted Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), a rate fixed for time to time by the Board of Trustees, initially 0.10 of 1% of the average annual net assets of the Fund represented by the Class I Shares, but not more than 0.25 of 1% of such assets. Such payments shall be made only out of the Fund's assets allocable to Class I Shares. The Distributor shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) the amount of Class I Permitted Payments, if any, to each Qualified Recipient provided that the total Class I Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Class I Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to its shareholders; receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and providing such other related services as the Distributor or a shareholder may request from time to time; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

         While Part III is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing for their review on the following matters: (i) all Class I Permitted Payments made under the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Manager or Distributor paid or accrued during such quarter. In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the Act, of the Fund, Manager or Distributor such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

         Part III originally went into effect when it was approved (i) by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on Part III of the Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Class I Shares Class. Part III has continued, and will, unless terminated as thereinafter provided, continue in effect, until the April 30 next succeeding such effectiveness, and from year to year thereafter only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part III may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund to which Part III applies. Part III may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by Part III as set forth in (ii) above, and all amendments must be approved in the manner set forth in (i) above.

         In the case of a Qualified Recipient which is a principal underwriter of the Fund, the Class I Plan Agreement shall be the agreement contemplated by
Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. In the case of Qualified Recipients which are not principal underwriters of the Fund, the Class I Plan Agreements with them shall be (i) their agreements with the Distributor with respect to payments under the Fund's Distribution Plan in effect prior to April 1, 1996 or (ii) Class I Plan Agreements entered into thereafter.

Defensive Provisions (Part IV)

         Another part of the Plan (Part IV) states that if and to the extent that any of the payments listed below are considered to be "primarily intended to result in the sale of" shares issued by the Fund within the meaning of Rule 12b-1, such payments are authorized under the Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Fund or other funds or other investments;
(ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information and the costs of printing and mailing all prospectuses and statements of additional information to existing shareholders;
(iii) the costs of preparation, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's shares; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the registration or qualification of the Fund and/or its shares under the securities or "Blue-Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors or prospective investors.

         The Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund shall be committed to the discretion of such disinterested Trustees but that nothing in the Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

         The Plan defines as the Fund's Independent Trustees those Trustees who are not "interested persons" of the Fund as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The Plan, unless terminated as therein provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval and all amendments must be approved in the manner set forth above as to continuance of the Plan.

         The Plan and each Part of it shall also be subject to all applicable terms and conditions of Rule 18f-3 under the 1940 Act as now in force or hereafter amended. Specifically, but without limitation, the provisions of Part IV shall be deemed to be severable, within the meaning of and to the extent required by Rule 18f-3, with respect to each outstanding class of shares of the Fund.

Payments Under the Plan

         During the fiscal years ended December 31, 2000, 1999 and 1998, payments were made only under Part I and Part II of the Plan and no payments were made under Part III or Part IV. All payments were to Qualified Recipients and were for compensation.

         During the fiscal year ended December 31, 2000, $4,362 was paid to Qualified Recipients under Part I of the Plan, and $1,793 was paid to Qualified Recipients under Part II. Of these amounts, $655 and $568, respectively, were paid as compensation to the Distributor and $3,707 and $1,225, respectively, were paid as compensation to other Qualified Recipients, most of whom are broker-dealers. Payments with respect to Class C Shares during the first year after purchase are paid to the Distributor and thereafter to other Qualified Recipients.



Shareholder Services Plan

         The Fund has adopted a Shareholder Services Plan (the "Services Plan") to provide for the payment with respect to Class C Shares and Class I Shares of the Fund of "Service Fees" within the meaning of the Conduct Rules of the National Association of Securities Dealers, Inc. The Services Plan applies only to the Class C (Level-Payment)Shares and Class I(Financial Intermediary) Shares of the Fund (regardless of whether such class is so designated or is redesignated by some other name).

Provisions for Level-Payment Class Shares (Part I)

         As used in Part I of the Services Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to the Distributor and any other principal underwriter of the Fund, who have, pursuant to written agreements with the Fund or the Distributor, agreed to provide personal services to shareholders of Level-Payment Class Shares and/or maintenance of Level-Payment Class Shares shareholder accounts. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Level-Payment Class Shares beneficially owned by such Qualified Recipient's customers, clients or other contacts. "Manager" shall mean Aquila Management Corporation or any successor serving as sub-adviser or administrator of the Fund.

         Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Service Fees") to Qualified Recipients, which Service Fees (i) may be paid directly or through the Distributor or shareholder servicing agent as disbursing agent and (ii) may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Services Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Fund represented by the Level-Payment Class Shares. Such payments shall be made only out of the Fund's assets allocable to the Level-Payment Class Shares. The Distributor shall have sole authority with respect to the selection of any Qualified Recipient or Recipients and the amount of Service Fees, if any, paid to each Qualified Recipient, provided that the total Service Fees paid to all Qualified Recipients may not exceed the amount set forth above and provided, further, that no Qualified Recipient may receive more than 0.25 of 1% of the average annual net asset value of shares sold by such Recipient. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient and (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Level-Payment Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; and providing such other related services as the Distributor or a shareholder may request from time to time. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years. Service Fees with respect to Class C Shares will be paid to the Distributor. During the fiscal years ended December 31, 2000, $597 was paid to the Distributor.

Provisions for Financial Intermediary Class Shares (Part II)

         As used in Part II of the Services Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to the Distributor and any other principal underwriter of the Fund, who have, pursuant to written agreements with the Fund or the Distributor, agreed to provide personal services to shareholders of Financial Intermediary Class Shares, maintenance of Financial Intermediary Class Shares shareholder accounts and/or pursuant to specific agreements entering confirmed purchase orders on behalf of customers or clients. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Financial Intermediary Class Shares beneficially owned by such Qualified Recipient's customers, clients or other contacts. "Manager" shall mean Aquila Management Corporation or any successor serving as sub-adviser or administrator of the Fund.

         Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Service Fees") to Qualified Recipients, which Service Fees (i) may be paid directly or through the Distributor or shareholder servicing agent as disbursing agent and (ii) may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Services Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Fund represented by the Financial Intermediary Class Shares. Such payments shall be made only out of the Fund's assets allocable to the Financial Intermediary Class Shares. The Distributor shall have sole authority with respect to the selection of any Qualified Recipient or Recipients and the amount of Service Fees, if any, paid to each Qualified Recipient, provided that the total Service Fees paid to all Qualified Recipients may not exceed the amount set forth above and provided, further, that no Qualified Recipient may receive more than 0.25 of 1% of the average annual net asset value of shares sold by such Recipient. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient and (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Financial Intermediary Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; and providing such other related services as the Distributor or a shareholder may request from time to time. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years. No Class I Shares were outstanding during the years ended December 31, 2000, 1999 and 1998.

General Provisions

         While the Services Plan is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing for their review on the following matters: (i) all Service Fees paid under the Services Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Distributor paid or accrued during such quarter. In addition, if any Qualified Recipient is an "affiliated person," as that term is defined in the 1940 Act, of the Fund, Manager or Distributor, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

         The Services Plan has been approved by a vote of the Trustees, including those Trustees who, at the time of such vote, were not "interested persons" (as defined in the 1940 Act) of the Fund and had no direct or indirect financial interest in the operation of the Services Plan or in any agreements related to the Services Plan (the "Independent Trustees"), with votes cast in person at a meeting called for the purpose of voting on the Services Plan. It will continue in effect for a period of more than one year from its original effective date only so long as such continuance is specifically approved at least annually as set forth in the preceding sentence. It may be amended in like manner and may be terminated at any time by vote of the Independent Trustees.

         The Services Plan shall also be subject to all applicable terms and conditions of Rule 18f-3 under the 1940 Act as now in force or hereafter amended.

         While the Services Plan is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund, as that term is defined in the 1940 Act, shall be committed to the discretion of such disinterested Trustees. Nothing therein shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Codes of Ethics

         The Fund, the Manager and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes permit personnel of these organizations who are subject to the codes to purchase securities, including the types of securities in which the Fund invests, but only in compliance with the provisions of the codes.

Transfer Agent, Custodian and Auditors

     The Fund's Shareholder Servicing Agent (transfer agent) is PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.

     The Fund's Custodian, Bank One Trust Company, N.A., 100 East Broad Street, Columbus, Ohio 43271, is responsible for holding the Fund's assets.

     The Fund's auditors, KPMG LLP, 757 Third Avenue, New York, New York 10017, perform an annual audit of the Fund's financial statements.

                    Brokerage Allocation and Other Practices

         The following provisions regarding brokerage allocation and other practices relating to purchases and sales of the Fund's securities are contained in the Investment Advisory and Administration Agreement. In general, the primary consideration in effecting transactions for the Fund is obtaining the most favorable prices and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Manager has complete freedom as to the markets in which and the broker-dealers through whom (acting on an agency basis or as principal) it operates to seek this result. The Manager may consider a number of factors in determining which broker-dealers to use. These factors include, but are not limited to, research services, the reasonableness of commissions and quality of services and execution. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Manager is authorized, in making such allocation, to consider (i) whether a dealer has provided research services, as further discussed below; and (ii) whether a dealer has sold shares of the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic, or institutional activities. The Fund recognizes that no dollar value can be placed on such research services or on execution services and that such research services may or may not be useful to the Fund and may be used for the benefit of the Manager or its other clients.

         During the fiscal years ended December 31, 2000, 1999 and 1998 all transactions in portfolio securities were transacted on a best execution basis. The amounts of brokerage paid during each of the fiscal years ended December 31, 2000, 1999 and 1998 were $5000, $4000 and $6,000, respectively. The reason for the differences are primarily due to variations in the Fund's assets over the three-year period.

                                  Capital Stock

         The Fund has four classes of shares.

         * Front-Payment Class Shares ("Class A Shares") are offered to anyone at net asset value plus a sales charge, paid at the time of purchase, at the maximum rate of 4.25% of the public offering price, with lower rates for larger purchases. Class A Shares are subject to a fee under the Fund's Distribution Plan at the rate of 0.25 of 1% of the average annual net assets represented by the Class A Shares.

         * Level-Payment Class Shares ("Class C Shares") are offered to anyone at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years after the date of purchase at the aggregate annual rate of 1% of the average annual net assets of the Class C Shares. Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares. If you redeem Class C Shares before you have held them for 12 months from the date of purchase you will pay a contingent deferred sales charge ("CDSC"); this charge is 1%, calculated on the net asset value of the Class C Shares at the time of purchase or at redemption, whichever is less. There is no CDSC after Class C Shares have been held beyond the applicable period. For purposes of applying the CDSC and determining the time of conversion, the 12-month and six-year holding periods are considered modified by up to one month depending upon when during a month your purchase of such shares is made.

         * Institutional Class Shares ("Class Y Shares") are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are offered at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge and no distribution fee.

         * Financial Intermediary Class Shares ("Class I Shares") are offered and sold only through financial intermediaries with which Aquila Distributors, Inc. has entered into sales agreements, and are not offered directly to retail customers. Class I Shares are offered at net asset value with no sales charge and no redemption fee or contingent deferred sales charge, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution fee of up to
0.25 of 1% of average annual net assets allocable to Class I Shares, currently
0.10 of 1% of such net assets, and a service fee of 0.25 of 1% of such assets.

         The Fund's four classes of shares differ in their different sales charge structures and ongoing expenses, which are likely to be reflected in differing yields and other measures of investment performance. All four classes represent interests in the same portfolio of securities and have the same rights, except that each class bears the separate expenses, if any, of its participation in the Distribution Plan and Shareholder Services Plan and has exclusive voting rights with respect to such participation.

         At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment, whether or not affecting the rights of the shareholders, may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Fund, except that the Fund's Board of Trustees may change the name of the Fund.

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share of its class; shares of the respective classes represent proportionate interests in the Fund in accordance with their respective net asset values. Upon liquidation of the Fund, shareholders are entitled to share pro-rata in the net assets of the Fund available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Fund's classes at that time. All shares are presently divided into four classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Fund may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). Shares are fully paid and non-assessable, except as set forth in the next paragraph; the holders of shares have no pre-emptive or conversion rights, except that Class C Shares automatically convert to Class A Shares after being held for six years.

         The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust such as the Fund, may, under certain circumstances, be held personally liable as partners for the obligations of the trust. For shareholder protection, however, an express disclaimer of shareholder liability for acts or obligations of the Fund is contained in the Declaration of Trust, which requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust provides for indemnification out of the Fund's property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund itself would be unable to meet its obligations. In the event the Fund had two or more Series, and if any such Series were to be unable to meet the obligations attributable to it (which, as is the case with the Fund, is relatively remote), the other Series would be subject to such obligations, with a corresponding increase in the risk of the shareholder liability mentioned in the prior sentence.

                   Purchase, Redemption, and Pricing of Shares

         The following supplements the information about purchase, redemption and pricing of shares set forth in the Prospectus.

Sales Charges for Purchases of $1 Million or More of Class A Shares

         You will not pay a sales charge at the time of purchase when you purchase "CDSC Class A Shares." CDSC Class A Shares are Class A Shares issued under the following circumstances:

          (i) Class A Shares issued in a single purchase of $1 million or more by a single purchaser; and

          (ii) all Class A Shares issued to a single purchaser in a single purchase when the value of the purchase, together with the value of the purchaser's other CDSC Class A Shares and Class A Shares on which a sales charge has been paid, equals or exceeds $1 million:

         See "Special Dealer Arrangements" for other circumstances under which Class A Shares are considered CDSC Class A Shares. CDSC Class A Shares do not include: (i)Class A Shares purchased without a sales charge as described under "General" below and (ii)Class A Shares purchased in transactions of less than $1 million when certain special dealer arrangements are not in effect under "Certain Investment Companies" set forth under "Reduced Sales Charges," below.

Broker/Dealer Compensation - Class A Shares

         Upon notice to all selected dealers, the Distributor may distribute up to the full amount of the applicable sales charge to broker/dealers. Under the Securities Act of 1933, broker/dealers may be deemed to be underwriters during periods when they receive all, or substantially all, of the sales charge.

Redemption of CDSC Class A Shares

         If you redeem all or part of your CDSC Class A Shares during the four years after you purchase them, you must pay a special contingent deferred sales charge upon redemption.

         You will pay 1% of the shares' redemption or purchase value, whichever is less, if you redeem within the first two years after purchase, and 0.50 of 1% of that value if you redeem within the third or fourth year.

         This special charge also applies to CDSC Class A Shares purchased without a sales charge pursuant to a Letter of Intent (see "Reduced Sales Charges for Certain Purchases of Class A Shares"). This special charge will not apply to shares acquired through the reinvestment of dividends or distributions on CDSC Class A Shares or to CDSC Class A Shares held for longer than four years. When redeeming shares, the Agent will redeem the CDSC Class A Shares held the longest, unless otherwise instructed. If you own both CDSC and non-CDSC Class A Shares, the latter will be redeemed first.

         The Fund will treat all CDSC Class A Shares purchases made during a calendar month as if they were made on the first business day of that month at the average cost of all purchases made during that month. Therefore, the four-year holding period will end on the first business day of the 48th calendar month after the date of those purchases. Accordingly, the holding period may, in fact, be one month less than the full 48 depending on when your actual purchase was made. If you exchange your CDSC Class A Shares for shares of an Aquila money-market fund (see "Exchange Privilege," below), running of the 48-month holding period for those exchanged shares will be suspended.

Broker/Dealer Compensation - CDSC Class A Shares


The Distributor currently intends to pay any dealer executing a purchase of CDSC Class A Shares as follows:

Amount of Purchase                                   Amount Distributed
                                                     to
                                                     Broker/Dealer as a %
                                                     of Purchase Price

$1 millon but less than $2.5 million                          1%

$2.5 million but less than $5 million                0.50 of 1%

$5 million or more                                   0.25 of 1%

Reduced Sales Charges for Certain Purchases of Class A Shares

         Right of Accumulation

         "Single purchasers" may qualify for a reduced sales charge in accordance with the above schedule when making subsequent purchases of Class A Shares. A reduced sales charge applies if the cumulative value (based on purchase cost or current net asset value, whichever is higher) of Class A Shares previously purchased with a sales charge, together with Class A Shares of your subsequent purchase, also with a sales charge, amounts to $25,000 or more.

         Letters of Intent

         "Single purchasers" may also qualify for reduced sales charges, in accordance with the above schedule, after a written Letter of Intent (included in the Application) is received by the Distributor. The Letter of Intent confirms that you intend to purchase, within a thirteen month period, Class A Shares of the Fund through a single selected dealer or the Distributor. Class A Shares of the Fund which you previously purchased within 90 days prior to the Distributor's receipt of your Letter of Intent and which you still own may also be included in determining the applicable reduction. For more information, including escrow provisions, see the Letter of Intent provisions of the Application.

General

         Class A Shares may be purchased without a sales charge by:

          *    the Fund's Trustees and officers,

          * the directors, officers and certain employees, retired employees and representatives of the Manager and Distributor, and their parents and/or affiliates,

          *    selected dealers and brokers and their officers and employees,

          * certain persons connected with firms providing legal, advertising or public relations assistance,

          * certain family members of, and plans for the benefit of, the foregoing, and

          * plans for the benefit of trust or similar clients of banking institutions over which these institutions have full investment authority, if the Distributor has an agreement relating to such purchases.

          Except for the last category, purchasers must give written assurance that the purchase is for investment and that the Class A Shares will not be resold except through redemption. Since there may be tax consequences of these purchases, your tax advisor should be consulted.

          Class A Shares may also be issued without a sales charge in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

         The Fund permits the sale of its Class A Shares at prices that reflect the reduction or elimination of the sales charge to investors who are members of certain qualified groups.

         A qualified group is a group or association, or a category of purchasers who are represented by a fiduciary, professional or other representative, including a registered broker-dealer that is acting as a registered investment adviser or certified financial planner for investors participating in comprehensive fee programs (but not any other broker-dealer), which

     (i) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares;

     (ii) gives its endorsement or authorization (if it is a group or association) to an investment program to facilitate solicitation of its membership by a broker or dealer; and

     (iii) complies with the conditions of purchase that make up an agreement between the Fund and the group, representative or broker or dealer.

         At the time of purchase, the Distributor must receive information sufficient to permit verification that the purchase qualifies for a reduced sales charge, either directly or through a broker or dealer.

         Certain Investment Companies

         Class A Shares of the Fund may be purchased without sales charge from proceeds of a redemption, made within 120 days prior to such purchase, of shares of an investment company (not a member of the Aquilasm Group of Funds) on which a sales charge, including a contingent deferred sales charge, has been paid. Additional information is available from the Distributor.

         To qualify, follow these special procedures:

     1. Send a completed Application (included with the Prospectus) and payment for the shares to be purchased directly to the Distributor, Aquila Distributors, Inc., 380 Madison Avenue, Suite 2300, New York, NY 10017-2513. Do not send this material to the address indicated on the Application.

     2. Your completed Application must be accompanied by evidence satisfactory to the Distributor that you, as the prospective shareholder, have made a qualifying redemption in an amount at least equal to the net asset value of the Class A Shares to be purchased.

     Satisfactory evidence includes a confirmation of the date and the amount of the redemption from the investment company, its transfer agent or the investor's broker or dealer, or a copy of the investor's account statement with the investment company reflecting the redemption transaction.

     3. Complete and return to the Distributor a Transfer Request Form, which is available from the Distributor.

     The Fund reserves the right to alter or terminate this privilege at any time without notice. The Prospectus will be supplemented to reflect such alteration or termination.

Special Dealer Arrangements

         The Distributor (not the Fund) will pay to any dealer with which it has made prior arrangements and which effects a purchase of Class A Shares of the Fund from the proceeds of a qualifying redemption of the shares of an investment company (not a member of the Aquilasm Group of Funds) up to 1% of the purchase. The shareholder, however, will not be subject to any sales charge.

         Dealer payments will be made in up to four payments of 0.25 of 1% of the proceeds over a four-year period. The first payment will be made subsequent to receipt of the proper documentation detailed above. Future payments, over the remaining years, will be made at the end of the quarter of the anniversary month that the purchase of Class A Shares took place, with respect to any part of the investment that remains in the Fund during the entire time period. No payments will be made with respect to any shares redeemed during the four-year period.

Additional Compensation for Broker/Dealers

         The Distributor may compensate broker/dealers, above the normal sales commissions, in connection with sales of any class of shares. However, broker/dealers may receive levels of compensation which differ as between classes of share sold.

         The Distributor, not the Fund, will pay these additional expenses. Therefore, the price you pay for shares and the amount that the Fund receives from your payment will not be affected.

         Additional compensation may include full or partial payment for:

          *    advertising of the Fund's shares;

          * payment of travel expenses, including lodging, for attendance at sales seminars by qualifying registered representatives; and/or

          * other prizes or financial assistance to broker/dealers conducting their own seminars or conferences.

         Such compensation may be limited to broker/dealers whose representatives have sold or are expected to sell significant amounts of the Fund's shares. However, broker/dealers may not use sales of the Fund's shares to qualify for additional compensation to the extent such may be prohibited by the laws of any state or self-regulatory agency, such as the National Association of Securities Dealers, Inc.

         The cost to the Distributor of such promotional activities and such payments to participating dealers will not exceed the amount of the sales charges in respect of sales of all classes of shares of the Fund effected through such participating dealers, whether retained by the Distributor or reallowed to participating dealers. Any of the foregoing payments to be made by the Distributor may be made instead by the Manager out of its own funds, directly or through the Distributor.

Automatic Withdrawal Plan

         You may establish an Automatic Withdrawal Plan if you own or purchase Class A Shares or Class Y Shares of the Fund having a net asset value of at least $5,000. The Automatic Withdrawal Plan is not available for Class C Shares or Class I Shares.

         Under an Automatic Withdrawal Plan you will receive a monthly or quarterly check in a stated amount, not less than $50. If such a plan is established, all dividends and distributions must be reinvested in your shareholder account. Redemption of Class A Shares to make payments under the Automatic Withdrawal Plan will give rise to a gain or loss for tax purposes. (See the Automatic Withdrawal Plan provisions of the Application included with the Prospectus.)

         Purchases of additional Class A Shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, you may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount at least equal to three times the annual withdrawal or $5,000, whichever is less.

Share Certificates

         You may obtain Share certificates for full Class A Shares only if you make a written request to the Agent. All share certificates previously issued by the Fund represent Class A Shares. If you lose the certificates, you may incur delay and expense when redeeming shares or having the certificates reissued.

         Share certificates will not be issued:

          *    for fractional Class A Shares;

          * if you have selected Automatic Investment or Telephone Investment for Class A Shares; or

          * if you have selected Expedited Redemption. However, if you specifically request, Class A Share certificates will be issued with a concurrent automatic suspension of Expedited Redemption on your account.

     Share certificates will not be issued for Class C Shares, Class Y Shares or Class I Shares.

Reinvestment privilege

         If you reinvest proceeds of redemption within 120 days of a redemption you will not have to pay any additional sales charge on the reinvestment. You must reinvest in the same class as the shares redeemed. You may exercise this privilege only once a year, unless otherwise approved by the Distributor.

         The Distributor will refund to you any CDSC deducted at the time of redemption by adding it to the amount of your reinvestment. The Class C or CDSC Class A Shares purchased upon reinvestment will be deemed to have been outstanding from the date of your original purchase of the redeemed shares, less the period from redemption to reinvestment.

         Reinvestment will not alter the tax consequences of your original redemption.

Exchange Privilege

         There is an exchange privilege as set forth below among this Fund, certain tax-free municipal bond funds and equity funds (together with the Fund, the "Bond or Equity Funds") and certain money-market funds (the "Money-Market Funds"), all of which are sponsored by Aquila Management Corporation and Aquila Distributors, Inc., and have the same Manager or Administrator and Distributor as the Fund. All exchanges are subject to certain conditions described below. As of the date of the Prospectus, the Aquila-sponsored Bond or Equity Funds are this Fund, Aquila Cascadia Equity Fund, Hawaiian Tax-Free Trust, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund; the Aquila Money-Market Funds are Capital Cash Management Trust, Capital Cash U.S. Government Securities Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares) and Pacific Capital U.S. Government Securities Cash Assets Trust (Original Shares).

         Generally, you can exchange shares of a given class of a Bond or Equity Fund including the Fund for shares of the same class of any other Bond or Equity Fund, or for shares of any Money-Market Fund, without the payment of a sales charge or any other fee, and there is no limit on the number of exchanges you can make from fund to fund. Such exchangeability is available to Class I Shares to the extent that other Aquila-sponsored funds are made available to its customers by a financial intermediary. All exchanges of Class I Shares must be made through your financial intermediary. The following important information should be noted:

         (1) CDSCs Upon Redemptions of Shares Acquired Through Exchanges. If you exchange shares subject to a CDSC, no CDSC will be imposed at the time of exchange, but the shares you receive in exchange for them will be subject to the applicable CDSC if you redeem them before the requisite holding period (extended, if required) has expired.

         If the shares you redeem would have incurred a CDSC if you had not made any exchanges, then the same CDSC will be imposed upon the redemption regardless of the exchanges that have taken place since the original purchase.

         (2) Extension of Holding Periods by Owning Money-Market Funds. Any period of 30 days or more during which Money-Market Fund shares received on an exchange of CDSC Class A Shares or Class C Shares are held is not counted in computing the applicable holding period for CDSC Class A Shares or Class C Shares.

         (3) Originally Purchased Money-Market Fund Shares. Shares of a Money-Market Fund (and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares) acquired directly in a purchase (or in exchange for Money-Market Fund shares that were themselves directly purchased), rather than in exchange for shares of a Bond or Equity Fund, may be exchanged for shares of any class of any Bond or Equity Fund that the investor is otherwise qualified to purchase, but the shares received in such an exchange will be subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange for Money-Market Fund shares. If the shares received in exchange are shares that would be subject to a CDSC if purchased directly, the holding period governing the CDSC will run from the date of the exchange, not from the date of the purchase of Money-Market Fund shares.

         This Fund, as well as the Money-Market Funds and other Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Fund may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

         All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; (ii) the aggregate net asset value of the shares surrendered for exchange is at least equal to the minimum investment requirements of the investment company whose shares are being acquired and (iii) the ownership of the accounts from which and to which the exchange is made are identical.

         The Agent will accept telephone exchange instructions from anyone. To make a telephone exchange telephone:

                             800-437-1000 toll free

         Note: The Fund, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name(s) and number, name of the caller, the social security number registered to the account and personal identification. The Agent may also record calls. You should verify the accuracy of confirmation statements immediately upon receipt.

         Exchanges will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Agent of your exchange request. The exchange prices will be the respective net asset values of the shares, unless a sales charge is to be deducted in connection with an exchange of shares, in which case the exchange price of shares of a Bond or Equity Fund will be their public offering price. Prices for exchanges are determined in the same manner as for purchases of the Fund's shares.

         An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period); no representation is made as to the deductibility of any such loss should such occur.

         Dividends paid by the Money-Market Funds are taxable, except to the extent that a portion or all of the dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free money-market fund) are exempt from regular Federal income tax, and to the extent that a portion or all of the dividends paid by Pacific Capital U.S. Government Securities Cash Assets Trust and Capital Cash U.S. Government Securities Trust (which invest in U.S. Government obligations) are exempt from state income taxes. Dividends paid by Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a tax-free municipal bond fund or a tax-free money-market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a bond fund or a tax-free money-market fund under the exchange privilege arrangement.

         If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

Conversion of Class C Shares

         Conversion of Class C Shares into Class A Shares will be effected at relative net asset values on the first business day of the month following that in which the sixth anniversary of your purchase of the Class C Shares occurred, except as noted below. Accordingly, the holding period applicable to your Class C Shares may be up to one month more than the six years depending upon when your actual purchase was made during a month. Because the per share value of Class A Shares may be higher than that of Class C Shares at the time of conversion, you may receive fewer Class A Shares than the number of Class C Shares converted. If you have made one or more exchanges of Class C Shares among the Aquila-sponsored Bond Funds or Equity Funds under the Exchange Privilege, the six-year holding period is deemed to have begun on the date you purchased your original Class C Shares of the Fund or of another of the Aquila Bond or Equity funds. The six-year holding period will be suspended by one month for each period of thirty days during which you hold shares of a Money-Market Fund you have received in exchange for Class C Shares under the Exchange Privilege.

"Transfer on Death" ("TOD") Registration (Not Available for Class I Shares)

         Each of the funds in the Aquilasm Group of Funds now permits registration of its shares in beneficiary form, subject to the funds' rules governing Transfer on Death ("TOD") registration, if the investor resides in a state that has adopted the Uniform Transfer on Death Security Registration Act (a "TOD State"; for these purposes, Missouri is deemed to be a TOD State). This form of registration allows you to provide that, on your death, your shares are to be transferred to the one or more persons that you specify as beneficiaries. To register shares of the Fund in TOD form, complete the special TOD Registration Request Form and review the Rules Governing TOD Registration; both are available from the Agent. The Rules, which are subject to amendment upon 60 days' notice to TOD account owners, contain important information regarding TOD accounts with the Fund; by opening such an account you agree to be bound by them, and failure to comply with them may result in your shares' not being transferred to your designated beneficiaries. If you open a TOD account with the Fund that is otherwise acceptable but, for whatever reason, neither the Fund nor the Agent receives a properly completed TOD Registration Request Form from you prior to your death, the Fund reserves the right not to honor your TOD designation, in which case your account will become part of your estate.

          You are eligible for TOD registration only if, and as long as, you reside in a TOD State. If you open a TOD account and your account address indicates that you do not reside in a TOD State, your TOD registration will be ineffective and the Fund may, in its discretion, either open the account as a regular (non-TOD) account or redeem your shares. Such a redemption may result in a loss to you and may have tax consequences. Similarly, if you open a TOD account while residing in a TOD State and later move to a non-TOD State, your TOD registration will no longer be effective. In both cases, should you die while residing in a non-TOD State the Fund reserves the right not to honor your TOD designation. At the date of this SAI, most states are TOD States.

Computation of Net Asset Value

         The net asset value of the shares of each of the Fund's classes is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open, by dividing the value of the Fund's net assets allocable to each class by the total number of its shares of such class then outstanding. The close of the principal exchanges or other markets on which some of the Fund's portfolio securities are traded may be later than 4:00 p.m. New York time. Options are valued at the last prior sales price on the principal commodities exchange on which the option is traded or, if there are no sales, at the bid price. Debt securities having a remaining maturity of less than sixty days when purchased and securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

         As indicated above, the net asset value per share of the Fund's shares will be determined on each day that the New York Stock Exchange is open. That Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

Reasons for Differences in Public Offering Price

         As described herein and in the Prospectus, there are a number of instances in which the Fund's Class A Shares are sold or issued on a basis other than the maximum public offering price, that is, the net asset value plus the highest sales charge. Some of these relate to lower or eliminated sales charges for larger purchases, whether made at one time or over a period of time as under a Letter of Intent or right of accumulation. (See the table of sales charges in the Prospectus.) The reasons for these quantity discounts are, in general, that
(i) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts; and (ii) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons ("single purchasers") for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

         The reasons for the other instances in which there are reduced or eliminated sales charges for Class A Shares are as follows. Exchanges at net asset value are permitted because a sales charge has already been paid on the shares exchanged. Sales without sales charge are permitted to Trustees, officers and certain others due to reduced or eliminated selling expenses and/or since such sales may encourage incentive, responsibility and interest and an identification with the aims and policies of the Fund. Limited reinvestments of redemptions of Class A Shares and Class C Shares at no sales charge are permitted to attempt to protect against mistaken or incompletely informed redemption decisions. Shares may be issued at no sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such issuance is exempted in the 1940 Act from the otherwise applicable restrictions as to what sales charge must be imposed. In no case in which there is a reduced or eliminated sales charge are the interests of existing shareholders adversely affected since, in each case, the Fund receives the net asset value per share of all shares sold or issued.


Limitation of Redemptions in Kind

         The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Per Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

         Additional Tax Information

Certain Exchanges

         If you incur a sales commission on a purchase of shares of one mutual fund (the original fund) and then sell such shares or exchange them for shares of a different mutual fund without having held them at least 91 days, you must reduce the tax basis for the shares sold or exchanged to the extent that the standard sales commission charged for acquiring shares in the exchange or later acquiring shares of the original fund or another fund is reduced because of the shareholder's having owned the original fund shares. The effect of the rule is to increase your gain or reduce your loss on the original fund shares. The amount of the basis reduction on the original fund shares, however, is added on the investor's basis for the fund shares acquired in the exchange or later acquired.

Tax Status of the Fund

         During its last fiscal year, the Fund qualified as a "regulated investment company" under the Internal Revenue Code and intends to continue such qualification. A regulated investment company is not liable for federal income taxes on amounts paid by it as dividends and distributions.

         The Code, however, contains a number of complex qualifying tests. Therefore, it is possible, although not likely, that the Fund might not meet one or more of these tests in any particular year. If the Fund fails to qualify, it would be treated for tax purposes as an ordinary corporation. As a consequence, it would receive no tax deduction for payments made to shareholders and would be unable to pay dividends and distributions which would qualify as "capital gains dividends."

Tax Effects of Redemptions

         Normally, when you redeem shares of the Fund you will recognize capital gain or loss measured by the difference between the proceeds received in the redemption and the amount you paid for the shares. If you are required to pay a contingent deferred sales charge at the time of redemption, the amount of that charge will reduce the amount of your gain or increase the amount of your loss as the case may be. For redemptions made after January 1, 1998, your gain or loss will be long-term if you held the redeemed shares for over one year and short-term if for a year or less. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term gains are currently taxed at ordinary income tax rates.

Tax Effect of Conversion

         When Class C Shares automatically convert to Class A Shares, approximately six years after purchase, you will recognize no gain or loss. Your adjusted tax basis in the Class A Shares you receive upon conversion will equal your adjusted tax basis in the Class C Shares you held immediately before conversion. Your holding period for the Class A Shares you receive will include the period you held the converted Class C Shares.

                                  Underwriters

         Aquila Distributors, Inc. acts as the Fund's principal underwriter in the continuous public offering of all of the Fund's classes of shares. The Distributor is not obligated to sell a specific number of shares. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.


Name of      Net Under-     Compensation    Brokerage    Other
Principal    writing        on Redemptions  Commissions  Compen-
Underwriter  Discounts      and                          sation
             and            Repurchases
             Commissions

Aquila       $137           None             None        None(1)
Distributors
Inc.

(1) Amounts paid to the Distributor under the Fund's Distribution Plan described in the Prospectus are for compensation.

                                   Performance

         As noted in the Prospectus, the Fund may from time to time quote various performance figures to illustrate its past performance.

         Performance quotations by investment companies are subject to rules of the Securities and Exchange Commission ("SEC"). These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on these standardized methods and are computed separately for each of the Fund's classes of shares. Each of these and other methods that may be used by the Fund are described in the following material. Prior to April 30, 1996, the Fund had outstanding only one class of shares which are currently designated "Class A Shares." On that date the Fund began to offer shares of two other classes, Class C Shares and Class Y Shares. During most of the historical periods listed below, there were no Class C Shares or Class Y Shares outstanding and the information below relates solely to Class A Shares unless otherwise indicated. Class I Shares were first offered on April 30, 1998 and none were outstanding during the periods indicated.

Total Return

         Average annual total return is determined by finding the average annual compounded rates of return over 1-, 5- and (if applicable) 10-year periods and a period since the inception of the operations of the Fund (on July 22, 1994) that would equate an initial hypothetical $1,000 investment in shares of each of the Fund's classes to the value such an investment would have if it were completely redeemed at the end of each such period.

         In the case of Class A Shares, the calculation assumes the maximum sales charge is deducted from the hypothetical initial $1,000 purchase. During the periods listed the Fund's maximum sales charge was 4.75%. Effective April 30, 1996, the maximum sales charge was reduced to 4.25%. In the case of Class C Shares, the calculation assumes the applicable Contingent Deferred Sales Charge ("CDSC") imposed on a redemption of Class C Shares held for the period is deducted. In the case of Class Y Shares, the calculation assumes that no sales charge is deducted and no CDSC is imposed. For all classes, it is assumed that on each reinvestment date during each such period any capital gains are reinvested at net asset value, and all income dividends are reinvested at net asset value, without sales charge (because the Fund does not impose any sales charge on reinvestment of dividends for any class). The computation further assumes that the entire hypothetical account was completely redeemed at the end of each such period.

         Investors should note that the maximum sales charge reflected in the following quotations for Class A Shares is a one time charge, paid at the time of initial investment. The greatest impact of this charge is during the early stages of an investment in the Fund. Actual performance will be affected less by this one time charge the longer an investment remains in the Fund. Sales charges at the time of purchase are payable only on purchases of Class A Shares of the Fund.

  Average Annual Compounded Rates of Return:

                   Class A Shares      Class C Shares    Class Y Shares

One Year             -4.80%            -2.27%           -0.25%

Five Years           9.57%              N/A               N/A

Since
inception(1)         9.89%              8.27%            9.12%

(1)      Class A Shares: July 22, 1994
         Class C Shares: May 1, 1996
         Class Y Shares: May 1, 1996


         These figures were calculated according to the following SEC formula:

                              P(1+T)n  = ERV
where

         P        =        a hypothetical initial payment of $1,000

         T        =        average annual total return

         n        =        number of years

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- and 10-year periods or the period since inception, at the end of each such period.

         The Fund may quote total rates of return in addition to its average annual total return for each of its classes of shares. Such quotations are computed in the same manner as the Fund's average annual compounded rate, except that such quotations will be based on the Fund's actual return for a specified period as opposed to its average return over the periods described above.

Total Return

                Class A Shares      Class C Shares   Class Y Shares

One Year          -4.80%            -2.27%           -0.25%

Five Years        57.92%             N/A               N/A

Since
inception(1)      83.74%           44.95%           50.40%

(1)      Class A Shares: July 22, 1994
         Class C Shares: May 1, 1996
         Class Y Shares: May 1, 1996

                                   APPENDIX A

         NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

Bond Ratings

         At the date of this Additional Statement there are six organizations considered as Nationally Recognized Statistical Rating Organizations ("NRSROs") for purposes of Rule 15c3-1 under the Securities Exchange Act of 1934. Their names, a brief summary of their respective rating systems, some of the factors considered by each of them in issuing ratings and their individual procedures are described below.

STANDARD AND POOR'S CORPORATION

         Commercial paper consists of unsecured promissory notes issued to raise short-term funds. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. S&P's commercial paper ratings are graded into several categories from "A-1" for the highest-quality obligations (which can also have a plus (+) sign designation) to "D" for the lowest. The two highest categories are:

         A-1: This highest category indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign.

          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

         An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based, in varying degrees, on the following considerations:

         1) Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations;

         2) Nature of and provisions of the obligation; and

         3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The two highest categories are:

         AAA: Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a degree.


MOODY'S INVESTORS SERVICE

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. The two highest categories are:

          Prime-1:  Issuers  rated P-1 have a superior  ability for repayment of
     senior   short-term   debt   obligations,   evidenced   by  the   following
     characteristics:

               *    Leading market positions in well-established industries.

               *    High rates of return on funds employed.

               * Conservative capital structure with moderate reliance on debt and ample asset protection.

               * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

               * Well-established access to a range of markets and assured sources of alternative liquidity.

         Prime-2: Issuers rated P-2 have a strong ability for repayment of senior short-term debt obligations, evidenced by the above-mentioned characteristics, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Corporate bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. Corporate bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.


DUFF & PHELPS, INC.

         The ratings apply to all obligations with maturities of under one year, including commercial paper, the unsecured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit and current maturities of long-term debt. The two highest categories are:

               D-1+:Highest certainty of timely payment.  Short-term  liquidity, including internal operating factors and/or access to alternative sources of funds is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

               D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

               D-1 -: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

               D-2: Good  certainty  of timely  payment.  Liquidity  factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are very small.

         Long-term debt rated AAA represents the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA represents high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.


IBCA

         In determining the creditworthiness of financial institutions, IBCA assigns ratings within the following categories: Legal, Individual, Short and Long Term. A legal rating deals solely with the question of whether an institution would receive support if it ran into difficulties and not whether it is "good" or "bad". An individual rating looks purely at the strength of a financial institution without receiving any support. Short and long-term ratings assess the borrowing capabilities and the capacity for timely repayment of debt obligations. A short-term rating relates to debt which has a maturity of less than one year, while a long-term rating applies to a instrument of longer duration. The legal ratings are:

         1: A bank for which there is a clear legal guarantee on the part of its home state to provide any necessary support or a bank of such importance both internationally and domestically that support from the state would be forthcoming, if necessary.

         2: A bank for which there is no legal obligation on the part of its sovereign entity to provide support but for which state support would be forthcoming, for example, because of its importance to the total economy or its historic relationship with the government.

         The individual ratings are:

               A: A bank with a strong balance sheet, favorable credit profile and a consistent record of above average profitability.

               B: A bank with a sound credit profile and without significant problems. The bank's performance has generally been in line with or better than that of its peers.

     The short-term ratings are:

               A-1+:Obligations  supported  by the highest  capacity  for timely repayment.

               A-1: Obligations  supported by a very strong  capacity for timely repayment.

               A-2: Obligations  supported by a very strong  capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         The long-term ratings are:

               AAA: Obligations  for which  there is the lowest  expectation  of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk.

               AA: Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not significantly.


Thomson BankWatch, Inc. (TBW)

         The TBW short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW's two highest short-term ratings are:

               TBW-1: Indicates a very high degree of likelihood  that principal and interest will paid on a timely basis.

               TBW-2: While the degree of safety  regarding  timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         The TBW long-term rating specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. TBW's two highest long-term ratings are:

               AAA: Indicates  ability  to repay  principal  and  interest  on a timely basis is very strong.

               AA: Indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.


Fitch Investors Service, Inc.

         The Fitch short-term ratings apply to debt obligations that are payable on demand which include commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. Short-term ratings places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are:

               F-1+:Issues  assigned  this  rating  are  regarded  as having the strongest degree of assurance for timely payment.

               F-1: Issues  assigned this rating  reflect an assurance of timely payment  only  slightly  less in degree  than  issues  rated
                    "F-1+".

         The Fitch long-term rating represents their assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. The Fitch long-term rating are:

               AAA: Bonds  considered to be investment  grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

               AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.